                                                RIVERSOURCE INSURANCE(SM) [LOGO]

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      RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE
      (PREVIOUSLY AMERICAN EXPRESS SIGNATURE VARIABLE
      UNIVERSAL LIFE)

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      2005 ANNUAL REPORT

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      S-6482 J (5/06)      Issued by: American Enterprise Life Insurance Company

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 40 segregated asset subaccounts of American Enterprise Variable Life Account, referred to in Note 1, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of American Enterprise Variable Life Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of American Enterprise Variable Life Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 40 segregated asset subaccounts of American Enterprise Variable Life Account, referred to in
Note 1, at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                    ERNST & YOUNG LLP

Minneapolis, Minnesota
March 31, 2006

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        RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 1
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STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------
                                                          AIM VI        AIM VI        AIM VI          AB VPS        AB VPS
                                                         CAP APPR,     CAP DEV,     PREMIER EQ,    GLOBAL TECH,   LG CAP GRO,
DECEMBER 31, 2005                                          SER I        SER I          SER I           CL B          CL B
------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                             $  96,587     $ 54,022      $  75,144       $ 15,778      $  19,177
Dividends receivable                                            --           --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                96,587       54,022         75,144         15,778         19,177
==============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for mortality and
   expense risk fee                                             73           41             57             12             14
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                      96,514       53,981         75,087         15,766         19,163
Net assets applicable to seed money                             --           --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $  96,514     $ 53,981      $  75,087       $ 15,766      $  19,163
==============================================================================================================================
(1) Investment shares                                        3,914        3,357          3,367          1,009            723
(2) Investments, at cost                                 $  78,893     $ 40,148      $  66,798       $ 13,465      $  15,094
------------------------------------------------------------------------------------------------------------------------------

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------
                                                          AB VPS                        CS           FID VIP        FID VIP
                                                        U.S. GOVT/    BARON CAP       MID-CAP       GRO & INC,     MID CAP,
DECEMBER 31, 2005 (CONTINUED)                           HI GR, CL B   ASSET, INS        GRO          SERV CL        SERV CL
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                             $  13,439     $ 29,900      $   3,731       $ 45,308      $ 239,379
Dividends receivable                                            --           --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                13,439       29,900          3,731         45,308        239,379
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for mortality and
   expense risk fee                                             10           22              2             33            178
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                      13,429       29,878          3,729         45,275        239,201
Net assets applicable to seed money                             --           --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $  13,429     $ 29,878      $   3,729       $ 45,275      $ 239,201
=============================================================================================================================
(1) Investment shares                                        1,147        1,069            283          3,091          6,849
(2) Investments, at cost                                 $  13,917     $ 21,897      $   2,905       $ 39,493      $ 152,962
-----------------------------------------------------------------------------------------------------------------------------

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------

                                                          FID VIP       FTVIPT        FTVIPT          FTVIPT
                                                         OVERSEAS,    FRANK REAL   MUTUAL SHARES     TEMP FOR       GS VIT
DECEMBER 31, 2005 (CONTINUED)                             SERV CL     EST, CL 2      SEC, CL 2      SEC, CL 2       CAP GRO
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                             $  73,283     $ 43,518      $   9,079       $  2,673      $  23,388
Dividends receivable                                            --           --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                73,283       43,518          9,079          2,673         23,388
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for mortality and
   expense risk fee                                             55           33              7              2             17
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                      73,228       43,485          9,072          2,671         23,371
Net assets applicable to seed money                             --           --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $  73,228     $ 43,485      $   9,072       $  2,671      $  23,371
=============================================================================================================================
(1) Investment shares                                        3,571        1,357            500            171          2,190
(2) Investments, at cost                                 $  54,729     $ 30,747      $   7,454       $  2,024      $  20,774
-----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

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2 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
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STATEMENTS OF ASSETS AND LIABILITIES

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------------
                                                         GS VIT        GS VIT       JPM U.S.       LAZARD        LAZARD
DECEMBER 31, 2005 (CONTINUED)                       STRUCTD U.S. EQ    INTL EQ   LG CAP CORE EQ  RETIRE EQ   RETIRE INTL EQ
---------------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                            $ 10,093     $    2,750    $   11,224    $    2,385     $    116
Dividends receivable                                          --             --            --            --           --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                              10,093          2,750        11,224         2,385          116
===========================================================================================================================

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LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for mortality
   and expense risk fee                                        8              2             8             2           --
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
   in accumulation period                                 10,085          2,748        11,216         2,383           87
Net assets applicable to seed money                           --             --            --            --           29
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                        $ 10,085     $    2,748    $   11,216    $    2,383     $    116
===========================================================================================================================
(1) Investment shares                                        769            228           825           216            9
(2) Investments, at cost                                $  8,187     $    2,055    $    9,724    $    2,021     $    103
---------------------------------------------------------------------------------------------------------------------------

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------------
                                                          MFS            MFS          MFS          PUT VT        PUT VT
                                                        NEW DIS,     RESEARCH,     UTILITIES,    GRO & INC,     INTL EQ,
DECEMBER 31, 2005 (CONTINUED)                           INIT CL        INIT CL       INIT CL       CL IB         CL IB
---------------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                            $106,845     $   21,837    $   87,659    $   48,036     $ 23,058
Dividends receivable                                          --             --            --            --           --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                             106,845         21,837        87,659        48,036       23,058
===========================================================================================================================

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LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for mortality
   and expense risk fee                                       78             15            66            36           16
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
   in accumulation period                                106,767         21,822        87,593        48,000       23,042
Net assets applicable to seed money                           --             --            --            --           --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                        $106,767     $   21,822    $   87,593    $   48,000     $ 23,042
===========================================================================================================================
(1) Investment shares                                      6,827          1,331         3,692         1,823        1,418
(2) Investments, at cost                                $ 90,012     $   19,098    $   57,577    $   40,113     $ 18,155
---------------------------------------------------------------------------------------------------------------------------

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                      ---------------------------------------------------------------------
                                                      PUT VT INTL
                                                        NEW OPP,       RVS VP       RVS VP         RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                            CL IB          BAL        CASH MGMT      DIV BOND     DIV EQ INC
---------------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                            $ 34,444     $   31,613    $   15,588    $   80,305     $ 24,653
---------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                          --             --            45           260           --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                              34,444         31,613        15,633        80,565       24,653
===========================================================================================================================

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LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for mortality
   and expense risk fee                                       26             23            11            59           19
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
   in accumulation period                                 34,418         31,590        15,622        80,506       24,634
Net assets applicable to seed money                           --             --            --            --           --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                        $ 34,418     $   31,590    $   15,622    $   80,506     $ 24,634
===========================================================================================================================
(1) Investment shares                                      2,350          2,133        15,594         7,666        1,770
(2) Investments, at cost                                $ 25,866     $   30,048    $   15,588    $   77,833     $ 18,988
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

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        RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 3
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STATEMENTS OF ASSETS AND LIABILITIES

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------
                                                        RVS VP       RVS VP        RVS VP     RVS VP         RVS VP
DECEMBER 31, 2005 (CONTINUED)                             GRO     HI YIELD BOND  LG CAP EQ    NEW DIM    SHORT DURATION
-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                          $ 27,806      $  24,297    $  10,990  $    24,562     $ 6,053
Dividends receivable                                        --             97           --           --          16
-----------------------------------------------------------------------------------------------------------------------
Total assets                                            27,806         24,394       10,990       24,562       6,069
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for mortality
   and expense risk fee                                     21             17            8           18           4
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
   in accumulation period                               27,785         24,377       10,982       24,544       6,065
Net assets applicable to seed money                         --             --           --           --          --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                      $ 27,785      $  24,377    $  10,982  $    24,544     $ 6,065
=======================================================================================================================
(1) Investment shares                                    4,083          3,648          500        1,556         597
(2) Investments, at cost                              $ 23,744      $  23,235    $   9,967  $    22,956     $ 6,206
-----------------------------------------------------------------------------------------------------------------------

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                      ---------------------------------------------------------------
                                                        RVS VP        ROYCE        ROYCE       WANGER       WANGER
DECEMBER 31, 2005 (CONTINUED)                         SM CAP ADV    MICRO-CAP     SM-CAP    INTL SM CAP   U.S. SM CO
---------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                          $  5,519      $  66,541    $  21,827  $    25,719     $47,526
Dividends receivable                                        --             --           --           --          --
---------------------------------------------------------------------------------------------------------------------
Total assets                                             5,519         66,541       21,827       25,719      47,526
=====================================================================================================================

---------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for mortality
   and expense risk fee                                      4             50           16           19          36
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
   in accumulation period                                5,515         66,491       21,811       25,700      47,490
Net assets applicable to seed money                         --             --           --           --          --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                      $  5,515      $  66,491    $  21,811  $    25,700     $47,490
=====================================================================================================================
(1) Investment shares                                      413          5,294        2,257          840       1,362
(2) Investments, at cost                              $  4,697      $  52,774    $  17,044  $    16,133     $34,251
---------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

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4 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
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STATEMENTS OF OPERATIONS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------
                                                             AIM VI       AIM VI        AIM VI        AB VPS       AB VPS
                                                           CAP APPR,     CAP DEV,    PREMIER EQ,   GLOBAL TECH,  LG CAP GRO
YEAR ENDED DECEMBER 31, 2005                                 SER I         SER I        SER I          CL B          CL B
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------
Dividend income                                              $    59      $   --      $     621       $   --       $    --
Variable account expenses                                        814         433            640          139           169
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (755)       (433)           (19)        (139)         (169)
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
---------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        13,834       5,094          7,238        5,427         4,299
   Cost of investments sold                                   11,835       4,011          6,633        4,989         3,572
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               1,999       1,083            605          438           727
Distributions from capital gains                                  --          --             --           --            --
Net change in unrealized appreciation or depreciation of
   investments                                                 6,169       3,580          2,845          (30)        2,032
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 8,168       4,663          3,450          408         2,759
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                $ 7,413      $4,230      $   3,431       $  269       $ 2,590
===========================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------
                                                              AB VPS                      CS          FID VIP       FID VIP
                                                            U.S. GOVT/    BARON CAP    MID-CAP      GRO & INC,     MID CAP,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   HI GR, CL B   ASSET, INS      GRO          SERV CL       SERV CL
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------
Dividend income                                              $   519      $   --      $      --       $  581       $ 3,225
Variable account expenses                                        159         250             34          366         1,859
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  360        (250)           (34)         215         1,366
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
---------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         8,726       2,516          3,248        8,582        19,418
   Cost of investments sold                                    9,030       1,887          2,521        7,721        13,199
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (304)        629            727          861         6,219
Distributions from capital gains                                 536          --             --           --            --
Net change in unrealized appreciation or
   depreciation of investments                                  (430)        285           (471)       1,499        26,314
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (198)        914            256        2,360        32,533
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                           $   162      $  664      $     222       $2,575       $33,899
===========================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------
                                                             FID VIP      FTVIPT       FTVIPT         FTVIPT
                                                            OVERSEAS,   FRANK REAL  MUTUAL SHARES    TEMP FOR      GS VIT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     SERV CL     EST, CL 2    SEC, CL 2     SEC, CL 2      CAP GRO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------
Dividend income                                              $   356      $  584      $      72       $    28      $    34
Variable account expenses                                        577         376             74            22          191
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (221)        208             (2)            6         (157)
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
---------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         2,338       6,597            535           145        1,830
   Cost of investments sold                                    2,003       4,773            466           115        1,663
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 335       1,824             69            30          167
Distributions from capital gains                                 320       2,511             27            --           --
Net change in unrealized appreciation or depreciation of
   investments                                                10,719         405            678           186          533
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                11,374       4,740            774           216          700
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                $11,153      $4,948      $     772       $   222      $   543
===========================================================================================================================

See accompanying notes to financial statements.

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        RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 5
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STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                                GS VIT        GS VIT       JPM U.S.       LAZARD        LAZARD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   STRUCTD U.S. EQ    INTL EQ   LG CAP CORE EQ  RETIRE EQ   RETIRE INTL EQ
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                $    75        $    8       $    128      $    16       $      1
Variable account expenses                                           73            29             96           23              1
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      2           (21)            32           (7)            --
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                             377         1,603          1,572        1,065              1
   Cost of investments sold                                        313         1,287          1,365          888              1
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    64           316            207          177             --
Distributions from capital gains                                    --            --             --           --              2
Net change in unrealized appreciation or depreciation
   of investments                                                  422            65           (187)         (90)             8
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     486           381             20           87             10
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  $   488  $        360       $     52      $    80       $     10
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -----------------------------------------------------------------
                                                                 MFS           MFS           MFS          PUT VT        PUT VT
                                                               NEW DIS,     RESEARCH,     UTILITIES,    GRO & INC,     INTL EQ,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       INIT CL        INIT CL       INIT CL       CL IB         CL IB
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                $    --        $   74       $    489      $   707       $    284
Variable account expenses                                          848           144            747          417            182
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   (848)          (70)          (258)         290            102
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
--------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          12,250         1,989         13,050        6,575          6,145
   Cost of investments sold                                     10,661         1,705          8,802        5,585          4,840
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 1,589           284          4,248          990          1,305
Distributions from capital gains                                    --            --             --           --             --
Net change in unrealized appreciation or depreciation of
   investments                                                   4,085           858          8,381          733            695
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   5,674         1,142         12,629        1,723          2,000
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  $ 4,826        $1,072       $ 12,371      $ 2,013       $  2,102
================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             --------------------------------------------------------------------
                                                             PUT VT INTL
                                                               NEW OPP,       RVS VP       RVS VP         RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        CL IB          BAL        CASH MGMT      DIV BOND     DIV EQ INC
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                $   207        $  786       $    459      $ 3,026       $    354
Variable account expenses                                          290           271            161          733            202
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (83)          515            298        2,293            152
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
---------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           2,942         1,139          6,722       13,774          2,258
   Cost of investments sold                                      2,388         1,061          6,722       13,226          1,774
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   554            78             --          548            484
Distributions from capital gains                                    --           941             --           --            921
Net change in unrealized appreciation or depreciation of
   investments                                                   4,711          (613)            --       (1,870)         1,168
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   5,265           406             --       (1,322)         2,573
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  $ 5,182        $  921       $    298      $   971       $  2,725
=================================================================================================================================

See accompanying notes to financial statements.

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6 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
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STATEMENTS OF OPERATIONS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------
                                                             RVS VP       RVS VP        RVS VP     RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       GRO     HI YIELD BOND  LG CAP EQ   NEW DIM   SHORT DURATION
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------
Dividend income                                             $   103      $  1,642      $  109     $  143     $     185
Variable account expenses                                       251           228          87        219            57
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (148)        1,414          22        (76)          128
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
---------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        4,586         9,183         562      3,745         1,187
   Cost of investments sold                                   4,088         8,643         524      3,587         1,219
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                498           540          38        158           (32)
Distributions from capital gains                                 --            --          --         --            --
Net change in unrealized appreciation or
 depreciation of investments                                  1,730        (1,179)        467         24           (56)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,228          (639)        505        182           (88)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                            $ 2,080      $    775      $  527     $  106     $      40
===========================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------
                                                             RVS VP        ROYCE        ROYCE       WANGER       WANGER
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   SM CAP ADV    MICRO-CAP      SM-CAP   INTL SM CAP   U.S. SM CO
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------
Dividend income                                             $    --      $    342      $   --     $   205      $     --
Variable account expenses                                        50           531         198         196           387
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (50)         (189)       (198)          9          (387)
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
--------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          954         6,504       5,268       2,988         2,213
   Cost of investments sold                                     708         5,400       4,113       2,035         1,691
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                246         1,104       1,155         953           522
Distributions from capital gains                                687         1,034         226          --            --
Net change in unrealized appreciation or
 depreciation of investments                                   (651)        4,654         460       3,171         4,322
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  282         6,792       1,841       4,124         4,844
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                            $   232      $  6,603      $1,643     $ 4,133      $  4,457
==========================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
        RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 7
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------
                                                             AIM VI        AIM VI       AIM VI        AB VPS       AB VPS
                                                            CAP APPR,     CAP DEV,    PREMIER EQ,  GLOBAL TECH,  LG CAP GRO,
YEAR ENDED DECEMBER 31, 2005                                  SER I        SER I         SER I         CL B         CL B
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             $  (755)      $  (433)     $    (19)    $    (139)    $   (169)
Net realized gain (loss) on sales of investments              1,999         1,083           605           438          727
Distributions from capital gains                                 --            --            --            --           --
Net change in unrealized appreciation or
 depreciation of investments                                  6,169         3,580         2,845           (30)       2,032
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                              7,413         4,230         3,431           269        2,590
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                   21,631        11,417        11,979         3,761        3,415
Net transfers(1)                                                346        (1,521)          163           434         (486)
Transfers for policy loans                                     (200)           --          (579)           --           (5)
Policy charges                                               (8,339)       (4,297)       (4,479)       (1,751)      (2,012)
Contract terminations:
   Surrender benefits                                        (9,864)       (1,038)       (3,475)       (4,831)      (2,553)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,574         4,561         3,609        (2,387)      (1,641)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              85,527        45,190        68,047        17,884       18,214
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $96,514       $53,981      $ 75,087     $  15,766     $ 19,163
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      121,717        36,700        99,219        36,933       30,316
Contract purchase payments                                   30,843         9,215        17,482         8,152        5,604
Net transfers(1)                                                544        (1,273)          238           936         (696)
Transfers for policy loans                                     (288)           --          (854)           --           (7)
Policy charges                                              (11,867)       (3,454)       (6,520)       (3,798)      (3,316)
Contract terminations:
   Surrender benefits                                       (13,615)         (828)       (5,008)      (10,536)      (3,879)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            127,334        40,360       104,557        31,687       28,022
=============================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                         ----------------------------------------------------------
                                                           AB VPS                    CS       FID VIP     FID VIP
                                                         U.S. GOVT/    BARON CAP   MID-CAP   GRO & INC,   MID CAP,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 HI GR, CL B  ASSET, INS     GRO       SERV CL    SERV CL
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $    360     $  (250)    $   (34)   $    215    $  1,366
Net realized gain (loss) on sales of investments              (304)        629         727         861       6,219
Distributions from capital gains                               536          --          --          --          --
Net change in unrealized appreciation or
 depreciation of investments                                  (430)        285        (471)      1,499      26,314
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                               162         664         222       2,575      33,899
===================================================================================================================

-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                   3,467       6,163       1,004      11,642      48,592
Net transfers(1)                                               124         118          --         285      (2,054)
Transfers for policy loans                                      (4)         (5)         --        (682)         (7)
Policy charges                                              (1,929)     (3,110)       (622)     (3,389)    (20,167)
Contract terminations:
   Surrender benefits                                       (6,665)     (1,364)     (2,690)     (5,781)     (6,788)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (5,007)      1,802      (2,308)      2,075      19,576
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             18,274      27,412       5,815      40,625     185,726
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 13,429     $29,878     $ 3,729   $  45,275    $239,201
===================================================================================================================

-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      14,654      18,085       6,300      47,909      95,505
Contract purchase payments                                   2,772       4,101       1,070      13,288      23,542
Net transfers(1)                                                98          69          --         345      (1,003)
Transfers for policy loans                                      (3)         (3)         --        (805)         (3)
Policy charges                                              (1,540)     (2,066)       (667)     (3,938)     (9,803)
Contract terminations:
   Surrender benefits                                       (5,303)       (945)     (2,894)     (6,697)     (3,242)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            10,678      19,241       3,809      50,102     104,996
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
        RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 9
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                      ----------------------------------------------------------
                                                                       FID VIP     FTVIPT        FTVIPT       FTVIPT
                                                                      OVERSEAS,  FRANK REAL  MUTUAL SHARES   TEMP FOR    GS VIT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                               SERV CL    EST, CL 2    SEC, CL 2    SEC, CL 2   CAP GRO
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       $   (221)   $    208     $     (2)    $      6   $   (157)
Net realized gain (loss) on sales of investments                           335       1,824           69           30        167
Distributions from capital gains                                           320       2,511           27           --         --
Net change in unrealized appreciation or depreciation of investments    10,719         405          678          186        533
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         11,153       4,948          772          222        543
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                               1,917       8,470          754          274      4,002
Net transfers(1)                                                          (272)     (2,219)         (26)          --        279
Transfers for policy loans                                                  --          --           --           --         --
Policy charges                                                          (1,743)     (4,031)        (298)         (64)    (1,314)
Contract terminations:
   Surrender benefits                                                       --      (3,543)          --          (61)      (819)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             (98)     (1,323)         430          149      2,148
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         62,173      39,860        7,870        2,300     20,680
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 73,228    $ 43,485     $  9,072     $  2,671   $ 23,371
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                  84,076      18,696        5,713        1,781     26,514
Contract purchase payments                                               2,555       3,862          534          209      5,262
Net transfers(1)                                                          (351)     (1,015)         (27)          --        362
Transfers for policy loans                                                  --          --           --           --         --
Policy charges                                                          (2,294)     (1,824)        (210)         (49)    (1,726)
Contract terminations:
   Surrender benefits                                                       --      (1,583)          --          (46)    (1,043)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        83,986      18,136        6,010        1,895     29,369
================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          ---------------------------------------------------------------------
                                                              GS VIT       GS VIT       JPM U.S.       LAZARD       LAZARD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 STRUCTD U.S. EQ  INTL EQ   LG CAP CORE EQ   RETIRE EQ  RETIRE INTL EQ
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              $      2    $    (21)      $     32      $    (7)       $  --
Net realized gain (loss) on sales of investments                   64         316            207          177           --
Distributions from capital gains                                   --          --             --           --            2
Net change in unrealized appreciation or depreciation of
 investments                                                      422          65           (187)         (90)           8
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                       488         360             52           80           10
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                      1,812         506          2,140          669           --
Net transfers(1)                                                   --          --            234           --           --
Transfers for policy loans                                         --          --             --           --           --
Policy charges                                                   (311)       (227)          (895)        (189)          --
Contract terminations:
   Surrender benefits                                              --      (1,422)        (1,001)        (882)          --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  1,501      (1,143)           478         (402)          --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 8,096       3,531         10,686        2,705          106
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $ 10,085    $  2,748       $ 11,216      $ 2,383        $ 116
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                          8,959       4,256         13,552        2,632           90
Contract purchase payments                                      1,962         603          2,757          655           --
Net transfers(1)                                                   --          --            293           --           --
Transfers for policy loans                                         --          --             --           --           --
Policy charges                                                   (349)       (269)        (1,150)        (185)          --
Contract terminations:
   Surrender benefits                                              --      (1,651)        (1,293)        (840)          --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               10,572       2,939         14,159        2,262           90
===============================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 11
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                      ---------------------------------------------------------
                                                                          MFS        MFS         MFS       PUT VT      PUT VT
                                                                       NEW DIS,   RESEARCH,  UTILITIES,  GRO & INC,   INTL EQ,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                INIT CL    INIT CL     INIT CL      CL IB       CL IB
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       $    (848)  $    (70)   $   (258)   $    290    $    102
Net realized gain (loss) on sales of investments                          1,589        284       4,248         990       1,305
Distributions from capital gains                                             --         --          --          --          --
Net change in unrealized appreciation or depreciation of investments      4,085        858       8,381         733         695
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           4,826      1,072      12,371       2,013       2,102
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                               27,706      9,230      15,581       9,460       7,612
Net transfers(1)                                                            320        (18)       (881)        424        (193)
Transfers for policy loans                                                 (199)        --          --          --          --
Policy charges                                                           (8,621)    (2,549)     (7,024)     (3,886)     (2,299)
Contract terminations:
   Surrender benefits                                                    (8,125)      (893)     (7,113)     (4,656)     (4,950)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           11,081      5,770         563       1,342         170
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          90,860     14,980      74,659      44,645      20,770
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 106,767   $ 21,822    $ 87,593    $ 48,000    $ 23,042
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                  103,637     19,839      76,042      44,672      26,405
Contract purchase payments                                               32,106     11,581      14,977       9,405       8,970
Net transfers(1)                                                            458        (22)       (843)        413        (237)
Transfers for policy loans                                                 (234)        --          --          --          --
Policy charges                                                          (10,036)    (3,233)     (6,696)     (3,875)     (2,749)
Contract terminations:
   Surrender benefits                                                    (9,194)    (1,119)     (6,434)     (4,563)     (6,045)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        116,737     27,046      77,046      46,052      26,344
===============================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                      ---------------------------------------------------------
                                                                      PUT VT INTL
                                                                        NEW OPP,     RVS VP     RVS VP     RVS VP      RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                 CL IB        BAL     CASH MGMT   DIV BOND   DIV EQ INC
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        $    (83)   $    515   $    298   $   2,293    $    152
Net realized gain (loss) on sales of investments                            554          78         --         548         484
Distributions from capital gains                                             --         941         --          --         921
Net change in unrealized appreciation or depreciation of investments      4,711        (613)        --      (1,870)      1,168
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           5,182         921        298         971       2,725
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                2,732       2,619      5,025      15,575       3,604
Net transfers(1)                                                           (250)        150        816       2,277        (102)
Transfers for policy loans                                                   --          --         --        (552)         --
Policy charges                                                           (1,467)     (1,241)    (2,221)     (7,337)     (1,725)
Contract terminations:
   Surrender benefits                                                    (1,597)         --     (5,256)    (10,109)       (649)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             (582)      1,528     (1,636)       (146)      1,128
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          29,818      29,141     16,960      79,681      20,781
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 34,418    $ 31,590   $ 15,622   $  80,506    $ 24,634
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                   54,071      30,419     16,499      66,443      15,605
Contract purchase payments                                                4,688       2,730      4,860      12,914       2,648
Net transfers(1)                                                           (416)        163        790       1,893         (70)
Transfers for policy loans                                                   --          --         --        (458)         --
Policy charges                                                           (2,508)     (1,295)    (2,153)     (6,092)     (1,256)
Contract terminations:
   Surrender benefits                                                    (2,628)         --     (5,052)     (8,370)       (482)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         53,207      32,017     14,944      66,330      16,445
===============================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 13
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------------
                                                                      RVS VP       RVS VP       RVS VP     RVS VP       RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                               GRO     HI YIELD BOND  LG CAP EQ   NEW DIM   SHORT DURATION
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     $   (148)    $  1,414     $     22   $    (76)     $    128
Net realized gain (loss) on sales of investments                         498          540           38        158           (32)
Distributions from capital gains                                          --           --           --         --            --
Net change in unrealized appreciation or depreciation of
 investments                                                           1,730       (1,179)         467         24           (56)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        2,080          775          527        106            40
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                             2,270        6,888        2,530      4,008         1,273
Net transfers(1)                                                         (24)         194           21        177           106
Transfers for policy loans                                                --           --           --         --            --
Policy charges                                                        (1,330)      (2,623)        (721)    (1,856)         (516)
Contract terminations:
   Surrender benefits                                                 (3,328)      (7,874)          --     (2,403)         (855)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        (2,412)      (3,415)       1,830        (74)            8
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                       28,117       27,017        8,625     24,512         6,017
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $ 27,785     $ 24,377     $ 10,982   $ 24,544      $  6,065
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                53,188       24,278       12,213     33,017         5,231
Contract purchase payments                                             4,256        6,091        3,543      5,557         1,106
Net transfers(1)                                                         (46)         177           34        243            94
Transfers for policy loans                                                --           --           --         --            --
Policy charges                                                        (2,470)      (2,335)      (1,011)    (2,573)         (450)
Contract terminations:
   Surrender benefits                                                 (6,098)      (6,961)          --     (3,315)         (743)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      48,830       21,250       14,779     32,929         5,238
==================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------
                                                             RVS VP       ROYCE       ROYCE         WANGER        WANGER
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   SM CAP ADV   MICRO-CAP     SM-CAP      INTL SM CAP   U.S. SM CO
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            $      (50)  $    (189)  $     (198)  $          9   $     (387)
Net realized gain (loss) on sales of investments                  246       1,104        1,155            953          522
Distributions from capital gains                                  687       1,034          226             --           --
Net change in unrealized appreciation or depreciation of
   investments                                                   (651)      4,654          460          3,171        4,322
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     232       6,603        1,643          4,133        4,457
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                        726      15,616        5,420          4,593        7,690
Net transfers(1)                                                 (221)        179           (4)         1,511           73
Transfers for policy loans                                         --        (227)        (568)            --           --
Policy charges                                                   (286)     (7,613)      (2,058)        (1,902)      (3,191)
Contract terminations:
   Surrender benefits                                            (434)     (2,925)      (3,241)        (1,547)        (490)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (215)      5,030         (451)         2,655        4,082
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 5,498      54,858       20,619         18,912       38,951
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    5,515   $  66,491   $   21,811   $     25,700   $   47,490
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                          3,918      25,001        8,855         22,740       31,932
Contract purchase payments                                        528       7,122        2,267          5,154        6,218
Net transfers(1)                                                 (153)        126           (2)         1,732          109
Transfers for policy loans                                         --        (104)        (241)            --           --
Policy charges                                                   (205)     (3,471)        (863)        (2,132)      (2,555)
Contract terminations:
   Surrender benefits                                            (305)     (1,280)      (1,309)        (1,837)        (398)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                3,783      27,394        8,707         25,657       35,306
===========================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 15
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------
                                                            AIM VI       AIM VI      AIM VI         AB VPS         AB VPS
                                                           CAP APPR,    CAP DEV,   PREMIER EQ,   GLOBAL TECH,   LG CAP GRO,
YEAR ENDED DECEMBER 31, 2004                                 SER I       SER I       SER I           CL B          CL B
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            $    (684)  $    (360)  $      (135)  $       (180)  $      (124)
Net realized gain (loss) on sales of investments               1,032       1,616           427            380           193
Distributions from capital gains                                  --          --            --             --            --
Net change in unrealized appreciation or depreciation of
   investments                                                 4,361       4,401         2,687            229         1,389
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  4,709       5,657         2,979            429         1,458
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                    25,667      12,205        27,077          6,317         5,381
Net transfers(1)                                                  57         131           325         (5,088)        3,484
Transfers for policy loans                                    (2,489)       (192)       (1,329)            --          (906)
Policy charges                                                (8,797)     (4,535)       (4,423)        (2,173)       (2,226)
Contract terminations:
   Surrender benefits                                         (4,419)     (5,080)       (1,323)        (1,805)       (1,524)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                10,019       2,529        20,327         (2,749)        4,209
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               70,799      37,004        44,741         20,204        12,547
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  85,527   $  45,190   $    68,047   $     17,884   $    18,214
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                       106,458      34,428        68,383         43,463        22,422
Contract purchase payments                                    38,886      10,997        41,155         14,036         9,631
Net transfers(1)                                                  27          87           501        (11,852)        6,548
Transfers for policy loans                                    (3,761)       (186)       (2,028)            --        (1,618)
Policy charges                                               (13,345)     (4,096)       (6,820)        (4,824)       (3,982)
Contract terminations:
   Surrender benefits                                         (6,548)     (4,530)       (1,972)        (3,890)       (2,685)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             121,717      36,700        99,219         36,933        30,316
============================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------
                                                                  AB VPS                     CS       FID VIP      FID VIP
                                                                U.S. GOVT/    BARON CAP    MID-CAP   GRO & INC,    MID CAP,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       HI GR, CL B   ASSET, INS      GRO       SERV CL     SERV CL
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                $     272     $     (212)  $    (55)  $      (55)  $  (1,421)
Net realized gain (loss) on sales of investments                      13            910        292          229       7,511
Distributions from capital gains                                     452             --         --           --          --
Net change in unrealized appreciation or depreciation of
   investments                                                      (313)         4,667        328        1,930      28,996
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                        424          5,365        565        2,104      35,086
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                         5,912          9,238      2,249        8,758      49,549
Net transfers(1)                                                     248         (1,921)    (1,152)       4,358      (8,679)
Transfers for policy loans                                          (218)          (262)      (784)          --      (3,031)
Policy charges                                                    (2,353)        (3,160)      (910)      (2,989)    (17,884)
Contract terminations:
   Surrender benefits                                               (867)        (1,082)        --         (569)    (10,494)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     2,722          2,813       (597)       9,558       9,461
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   15,128         19,234      5,847       28,963     141,179
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  18,274     $   27,412   $  5,815   $   40,625   $ 185,726
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                            12,446         15,794      7,102       35,802      89,766
Contract purchase payments                                         4,820          7,051      2,663       10,924      29,821
Net transfers(1)                                                     205         (1,382)    (1,461)       5,554      (5,092)
Transfers for policy loans                                          (179)          (198)      (925)          --      (1,888)
Policy charges                                                    (1,917)        (2,410)    (1,079)      (3,698)    (10,745)
Contract terminations:
   Surrender benefits                                               (721)          (770)        --         (673)     (6,357)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  14,654         18,085      6,300       47,909      95,505
============================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 17
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------
                                                            FID VIP       FTVIPT         FTVIPT        FTVIPT
                                                           OVERSEAS,    FRANK REAL    MUTUAL SHARES   TEMP FOR      GS VIT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SERV CL     EST, CL 2       SEC, CL 2     SEC, CL 2    CAP GRO
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            $    (200)   $      285      $    (10)     $       3    $      9
Net realized gain (loss) on sales of investments                 192           818           134             11          51
Distributions from capital gains                                  --            42            --             --          --
Net change in unrealized appreciation or depreciation of
   investments                                                 5,124         7,712           596            319       1,567
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  5,116         8,857           720            333       1,627
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                    16,183        12,073           783            273       4,389
Net transfers(1)                                              30,134           188         4,323             --       4,274
Transfers for policy loans                                        --            --            --             --        (278)
Policy charges                                                (2,422)       (3,920)         (275)           (80)     (1,249)
Contract terminations:
   Surrender benefits                                             --        (1,355)         (672)            --          --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                43,895         6,986         4,159            193       7,136
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               13,162        24,017         2,991          1,774      11,917
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  62,173    $   39,860      $  7,870      $   2,300    $ 20,680
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                        20,010        14,713         2,421          1,614      16,518
Contract purchase payments                                    22,655         6,777           616            237       6,032
Net transfers(1)                                              45,066           152         3,422             --       6,064
Transfers for policy loans                                        --            --            --             --        (385)
Policy charges                                                (3,655)       (2,201)         (216)           (70)     (1,715)
Contract terminations:
   Surrender benefits                                             --          (745)         (530)            --          --
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              84,076        18,696         5,713          1,781      26,514
============================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          ---------------------------------------------------------------------
                                                              GS VIT        GS VIT       JPM U.S.      LAZARD       LAZARD
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                  STRUCTD U.S. EQ   INTL EQ   LG CAP CORE EQ  RETIRE EQ  RETIRE INTL EQ
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              $     30      $      10     $    (15)    $      (6)   $     (1)
Net realized gain (loss) on sales of investments                   52             20          102            60          --
Distributions from capital gains                                   --             --           --            --          --
Net change in unrealized appreciation or depreciation of
   investments                                                    881            361          724           205          14
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     963            391          811           259          13
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                      1,878            565        2,719           732          --
Net transfers(1)                                                   --             --           93            --          --
Transfers for policy loans                                         --             --           --            --          --
Policy charges                                                   (311)          (250)      (1,021)         (235)         --
Contract terminations:
   Surrender benefits                                              --             --         (177)         (254)         --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  1,567            315        1,614           243          --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 5,566          2,825        8,261         2,203          93
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $  8,096      $   3,531     $ 10,686     $   2,705    $    106
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                          7,016          3,829       11,366         2,374          90
Contract purchase payments                                      2,318            765        3,678           768          --
Net transfers(1)                                                   --             --          119            --          --
Transfers for policy loans                                         --             --           --            --          --
Policy charges                                                   (375)          (338)      (1,381)         (246)         --
Contract terminations:
   Surrender benefits                                              --             --         (230)         (264)         --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                8,959          4,256       13,552         2,632          90
===============================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 19
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------
                                                              MFS          MFS          MFS          PUT VT       PUT VT
                                                            NEW DIS,    RESEARCH,    UTILITIES,    GRO & INC,    INTL EQ,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    INIT CL      INIT CL      INIT CL        CL IB        CL IB
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            $    (734)   $      15    $      283    $      228    $      97
Net realized gain (loss) on sales of investments                 940           39         1,114           420          155
Distributions from capital gains                                  --           --            --            --           --
Net change in unrealized appreciation or depreciation of
   investments                                                 4,571        1,796        14,966         3,436        2,453
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  4,777        1,850        16,363         4,084        2,705
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                    23,745        3,761        16,429        11,414        3,535
Net transfers(1)                                              (1,691)          13          (864)         (253)        (294)
Transfers for policy loans                                    (2,483)        (376)         (206)         (291)        (296)
Policy charges                                                (8,175)      (1,308)       (6,617)       (4,020)      (1,372)
Contract terminations:
   Surrender benefits                                         (4,481)          --          (324)         (981)          --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 6,915        2,090         8,418         5,869        1,573
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               79,168       11,040        49,878        34,692       16,492
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  90,860    $  14,980    $   74,659    $   44,645    $  20,770
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                        95,324       16,788        65,536        38,225       24,144
Contract purchase payments                                    29,050        5,521        20,092        12,374        5,071
Net transfers(1)                                              (2,275)          17          (975)         (276)        (412)
Transfers for policy loans                                    (3,052)        (571)         (265)         (319)        (437)
Policy charges                                               (10,035)      (1,916)       (8,013)       (4,325)      (1,961)
Contract terminations:
   Surrender benefits                                         (5,375)          --          (333)       (1,007)          --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             103,637       19,839        76,042        44,672       26,405
===========================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                       ----------------------------------------------------------
                                                                       PUT VT INTL
                                                                         NEW OPP,     RVS VP      RVS VP     RVS VP      RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                   CL IB        BAL     CASH MGMT   DIV BOND   DIV EQ INC
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         $     (57)   $    168   $    (19)   $  1,748    $    107
Net realized gain (loss) on sales of investments                            5,120         157         --         413         320
Distributions from capital gains                                               --          --         --          --          --
Net change in unrealized appreciation or depreciation of investments       (2,888)      1,118         --          (7)      2,347
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             2,175       1,443        (19)      2,154       2,774
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                 17,669      17,105      7,045      34,600       7,504
Net transfers(1)                                                          (30,403)         84        943       1,716         487
Transfers for policy loans                                                   (944)       (694)        --        (984)         --
Policy charges                                                             (1,511)     (1,100)    (2,405)     (8,816)     (1,587)
Contract terminations:
   Surrender benefits                                                          --          --       (335)     (1,089)         --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            (15,189)     15,395      5,248      25,427       6,404
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            42,832      12,303     11,731      52,100      11,603
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $  29,818    $ 29,141   $ 16,960    $ 79,681    $ 20,781
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                     87,234      13,946     11,393      44,988      10,207
Contract purchase payments                                                 33,526      18,384      6,854      29,265       6,331
Net transfers(1)                                                          (61,746)         81        912       1,459         415
Transfers for policy loans                                                 (1,916)       (779)        --        (856)         --
Policy charges                                                             (3,027)     (1,213)    (2,334)     (7,497)     (1,348)
Contract terminations:
   Surrender benefits                                                          --          --       (326)       (916)         --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           54,071      30,419     16,499      66,443      15,605
=================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 21
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                      ------------------------------------------------------------
                                                                       RVS VP       RVS VP       RVS VP    RVS VP       RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                 GRO    HI YIELD BOND  LG CAP EQ  NEW DIM   SHORT DURATION
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       $    (76)   $   1,455     $     5  $     36      $    87
Net realized gain (loss) on sales of investments                            74           93           6        62           (5)
Distributions from capital gains                                            --           --          --        --            2
Net change in unrealized appreciation or depreciation of investments     1,427          901         479       507          (85)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          1,425        2,449         490       605           (1)
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                              16,796        5,596       1,428     4,793        1,553
Net transfers(1)                                                           113           (9)      6,299       226          177
Transfers for policy loans                                                  --           --          --      (641)          --
Policy charges                                                          (1,321)      (2,295)       (404)   (1,938)        (543)
Contract terminations:
   Surrender benefits                                                       --            5        (242)       --         (107)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          15,588        3,297       7,081     2,440        1,080
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         11,104       21,271       1,054    21,467        4,938
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 28,117    $  27,017     $ 8,625  $ 24,512      $ 6,017
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                  22,571       21,101       1,565    29,697        4,291
Contract purchase payments                                              33,070        5,372       2,155     6,753        1,351
Net transfers(1)                                                           226           (7)      9,466       198          153
Transfers for policy loans                                                  --           --          --      (902)          --
Policy charges                                                          (2,679)      (2,188)       (605)   (2,729)        (471)
Contract terminations:
   Surrender benefits                                                       --           --        (368)       --          (93)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        53,188       24,278      12,213    33,017        5,231
==================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                      ------------------------------------------------------------
                                                                        RVS VP       ROYCE       ROYCE       WANGER       WANGER
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                              SM CAP ADV   MICRO-CAP    SM-CAP    INTL SM CAP   U.S. SM CO
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        $    (41)   $   (413)   $   (149)   $     (42)   $   (262)
Net realized gain (loss) on sales of investments                            148       1,569         254        1,342         551
Distributions from capital gains                                            230       3,917       1,017           --          --
Net change in unrealized appreciation or depreciation of investments        468       1,021       2,578        3,110       4,880
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             805       6,094       3,700        4,410       5,169
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                  908      20,035       5,804        4,578      15,879
Net transfers(1)                                                           (132)      2,194         133       (2,463)         60
Transfers for policy loans                                                   --        (283)         --         (461)         --
Policy charges                                                             (252)     (7,596)     (2,127)      (1,775)     (3,203)
Contract terminations:
   Surrender benefits                                                        --      (3,488)         --       (1,104)       (845)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              524      10,862       3,810       (1,225)     11,891
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           4,169      37,902      13,109       15,727      21,891
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  5,498    $ 54,858    $ 20,619    $  18,912    $ 38,951
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                    3,490      19,487       6,973       24,423      21,045
Contract purchase payments                                                  731       9,942       2,855        6,455      14,518
Net transfers(1)                                                           (101)      1,130          67       (3,389)         66
Transfers for policy loans                                                   --        (138)         --         (672)         --
Policy charges                                                             (202)     (3,759)     (1,040)      (2,510)     (2,958)
Contract terminations:
   Surrender benefits                                                        --      (1,661)         --       (1,567)       (739)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          3,918      25,001       8,855       22,740      31,932
==================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 23
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Life Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for RiverSource(SM) Signature Variable Universal Life policies issued by American Enterprise Life.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                         FUND
------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Premier Eq, Ser I           AIM V.I. Premier Equity Fund, Series I Shares
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AB VPS U.S. Govt/Hi Gr, Cl B       AllianceBernstein VPS U.S. Government/High Grade Securities Portfolio (Class B)
Baron Cap Asset, Ins               Baron Capital Asset Fund - Insurance Shares
CS Mid-Cap Gro                     Credit Suisse Trust - Mid-Cap Growth Portfolio
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Real Est, Cl 2        FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Cap Gro                     Goldman Sachs VIT Capital Growth Fund
GS VIT Structd U.S. Eq             Goldman Sachs VIT Structured U.S. Equity Fund
                                      (previously Goldman Sachs VIT Core(SM) U.S. Equity Fund)
GS VIT Intl Eq                     Goldman Sachs VIT International Equity Fund
JPM U.S. Lg Cap Core Eq            JPMorgan U.S. Large Cap Core Equity Portfolio
Lazard Retire Eq                   Lazard Retirement Equity Portfolio
Lazard Retire Intl Eq              Lazard Retirement International Equity Portfolio
MFS New Dis, Init Cl               MFS(R) New Discovery Series - Initial Class
MFS Research, Init Cl              MFS(R) Research Series - Initial Class
MFS Utilities, Init Cl             MFS(R) Utilities Series - Initial Class
Put VT Gro & Inc, Cl IB            Putnam VT Growth and Income Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares
RVS VP Bal                         RiverSource(SM) Variable Portfolio - Balanced Fund
                                      (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt                   RiverSource(SM) Variable Portfolio - Cash Management Fund
                                      (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Div Bond                    RiverSource(SM) Variable Portfolio - Diversified Bond Fund
                                      (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Div Eq Inc                  RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund
                                      (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RVS VP Gro                         RiverSource(SM) Variable Portfolio - Growth Fund
                                      (previously AXP(R) Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond               RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                                      (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RVS VP Lg Cap Eq                   RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(1),(2)
                                      (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP New Dim                     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(2)
                                      (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RVS VP Short Duration              RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund
                                      (previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
RVS VP Sm Cap Adv                  RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
                                      (previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

SUBACCOUNT             FUND
--------------------------------------------------------------------------------
Royce Micro-Cap        Royce Micro-Cap Portfolio
Royce Sm-Cap           Royce Small-Cap Portfolio
Wanger Intl Sm Cap     Wanger International Small Cap
Wanger U.S. Sm Co      Wanger U.S. Smaller Companies
--------------------------------------------------------------------------------

(1) AXP(R) Variable Portfolio - Blue Chip Advantage Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July 9, 2004.

(2) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the policies that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life Insurance Company (IDS
Life). IDS Life is the parent company of American Enterprise Life. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of American Enterprise Life.

CORPORATE CONSOLIDATION

Later this year, American Enterprise Life and one of its affiliates, American Partners Life Insurance Company, plan to merge into their parent company, IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, the surviving life insurance company will be renamed to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. American Enterprise Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
       RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 25
--------------------------------------------------------------------------------

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which American Enterprise Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

An administrative charge is deducted each month to reimburse American Enterprise Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

American Enterprise Life deducts a premium expense charge of 3% from each premium payment. It partially compensates American Enterprise Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates American Enterprise Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month American Enterprise Life deducts charges for any optional insurance benefits added to the policy by rider.

Additional information can be found in the product's prospectus.

5. SURRENDER CHARGES

American Enterprise Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Charges by American Enterprise Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $3,889,862 in 2005 and $2,906,038 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of American Enterprise Life, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                         PERCENTAGE RANGE
---------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                           0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                    0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                   0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund          0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Growth Fund                             0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                    0.620% to 0.545%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                   0.630% to 0.570%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                  0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund     0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                0.790% to 0.650%
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
26 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund

The RiverSource(SM) Variable Portfolio Funds, as shown in the table below, also have an agreement with IDS Life, an affiliate of American Enterprise Life, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                         PERCENTAGE RANGE
---------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                           0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                    0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                   0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund          0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Growth Fund                             0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                    0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                   0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                  0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund     0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                0.080% to 0.050%
---------------------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                         PERCENTAGE RANGE
---------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                           0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                    0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                   0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund          0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Growth Fund                             0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                    0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                   0.050% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                  0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund     0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                0.060% to 0.035%
---------------------------------------------------------------------------------------------

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of American Enterprise Life

SUBSEQUENT EVENT

Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table above. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table above at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.

--------------------------------------------------------------------------------
       RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 27
--------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:

SUBACCOUNT                       FUND                                                                              PURCHASES
----------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I           AIM V.I. Capital Appreciation Fund, Series I Shares                               $  16,726
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares                                    9,263
AIM VI Premier Eq, Ser I         AIM V.I. Premier Equity Fund, Series I Shares                                        10,885
AB VPS Global Tech, Cl B         AllianceBernstein VPS Global Technology Portfolio (Class B)                           2,913
AB VPS Lg Cap Gro, Cl B          AllianceBernstein VPS Large Cap Growth Portfolio (Class B)                            2,503
AB VPS U.S. Govt/Hi Gr, Cl B     AllianceBernstein VPS U.S. Government/High Grade Securities Portfolio (Class B)       4,625
Baron Cap Asset, Ins             Baron Capital Asset Fund - Insurance Shares                                           4,090
CS Mid-Cap Gro                   Credit Suisse Trust - Mid-Cap Growth Portfolio                                          908
Fid VIP Gro & Inc, Serv Cl       Fidelity(R) VIP Growth & Income Portfolio Service Class                              10,905
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class                                      40,538
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class                                      2,394
FTVIPT Frank Real Est, Cl 2      FTVIPT Franklin Real Estate Fund - Class 2                                            8,026
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2                                          997
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2                                      302
GS VIT Cap Gro                   Goldman Sachs VIT Capital Growth Fund                                                 3,838
GS VIT Structd U.S. Eq           Goldman Sachs VIT Structured U.S. Equity Fund                                         1,888
GS VIT Intl Eq                   Goldman Sachs VIT International Equity Fund                                             441
JPM U.S. Lg Cap Core Eq          JPMorgan U.S. Large Cap Core Equity Portfolio                                         2,090
Lazard Retire Eq                 Lazard Retirement Equity Portfolio                                                      658
Lazard Retire Intl Eq            Lazard Retirement International Equity Portfolio                                          3
MFS New Dis, Init Cl             MFS(R) New Discovery Series - Initial Class                                          22,561
MFS Research, Init Cl            MFS(R) Research Series - Initial Class                                                7,704
MFS Utilities, Init Cl           MFS(R) Utilities Series - Initial Class                                              13,421
Put VT Gro & Inc, Cl IB          Putnam VT Growth and Income Fund - Class IB Shares                                    8,243
Put VT Intl Eq, Cl IB            Putnam VT International Equity Fund - Class IB Shares                                 6,433
Put VT Intl New Opp, Cl IB       Putnam VT International New Opportunities Fund - Class IB Shares                      2,303
RVS VP Bal                       RiverSource(SM) Variable Portfolio - Balanced Fund                                    4,127
RVS VP Cash Mgmt                 RiverSource(SM) Variable Portfolio - Cash Management Fund                             5,378
RVS VP Div Bond                  RiverSource(SM) Variable Portfolio - Diversified Bond Fund                           15,968
RVS VP Div Eq Inc                RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                   4,463
RVS VP Gro                       RiverSource(SM) Variable Portfolio - Growth Fund                                      2,028
RVS VP Hi Yield Bond             RiverSource(SM) Variable Portfolio - High Yield Bond Fund                             7,225
RVS VP Lg Cap Eq                 RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                            2,415
RVS VP New Dim                   RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                           3,595
RVS VP Short Duration            RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund              1,319
RVS VP Sm Cap Adv                RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                         1,376
Royce Micro-Cap                  Royce Micro-Cap Portfolio                                                            12,429
Royce Sm-Cap                     Royce Small-Cap Portfolio                                                             4,861
Wanger Intl Sm Cap               Wanger International Small Cap                                                        5,671
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                                                         5,944
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
28 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                    AIM VI       AIM VI        AIM VI        AB VPS         AB VPS        AB VPS
                                   CAP APPR,    CAP DEV,    PREMIER EQ,   GLOBAL TECH,   LG CAP GRO,    U.S. GOVT/     BARON CAP
                                     SER I        SER I        SER I          CL B           CL B      HI GR, CL B    ASSET, INS
                                   ----------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                    $  0.69     $  1.03       $  0.76        $  0.57       $  0.67       $  1.11       $  1.11
At Dec. 31, 2002                    $  0.52     $  0.80       $  0.53        $  0.33       $  0.46       $  1.18       $  0.94
At Dec. 31, 2003                    $  0.66     $  1.07       $  0.65        $  0.46       $  0.56       $  1.22       $  1.22
At Dec. 31, 2004                    $  0.70     $  1.23       $  0.69        $  0.48       $  0.60       $  1.25       $  1.51
At Dec. 31, 2005                    $  0.76     $  1.34       $  0.72        $  0.50       $  0.68       $  1.26       $  1.55
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         30           8            17             10             5             2             2
At Dec. 31, 2002                         75          22            47             28            13             9             9
At Dec. 31, 2003                        106          34            68             43            22            12            16
At Dec. 31, 2004                        122          37            99             37            30            15            18
At Dec. 31, 2005                        127          40           105             32            28            11            19
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                    $    21     $     9       $    13        $     6       $     4       $     2       $     2
At Dec. 31, 2002                    $    39     $    17       $    25        $     9       $     6       $    11       $     9
At Dec. 31, 2003                    $    71     $    37       $    45        $    20       $    13       $    15       $    19
At Dec. 31, 2004                    $    86     $    45       $    68        $    18       $    18       $    18       $    27
At Dec. 31, 2005                    $    97     $    54       $    75        $    16       $    19       $    13       $    30
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          0.33%            --            --          3.23%           --
For the year ended Dec. 31, 2002         --          --          0.55%            --            --          2.73%           --
For the year ended Dec. 31, 2003         --          --          0.36%            --            --          2.86%           --
For the year ended Dec. 31, 2004         --          --          0.63%            --            --          2.53%           --
For the year ended Dec. 31, 2005       0.07%         --          0.87%            --            --          2.94%           --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%       0.90%         0.90%          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2002       0.90%       0.90%         0.90%          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2003       0.90%       0.90%         0.90%          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2004       0.90%       0.90%         0.90%          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005       0.90%       0.90%         0.90%          0.90%         0.90%         0.90%         0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (24.18%)     (8.85%)      (13.64%)       (25.00%)      (18.29%)        6.73%        11.00%
For the year ended Dec. 31, 2002     (24.64%)    (22.33%)      (30.26%)       (42.11%)      (31.34%)        6.31%       (15.32%)
For the year ended Dec. 31, 2003      26.92%      33.75%        22.64%         39.39%        21.74%         3.39%        29.79%
For the year ended Dec. 31, 2004       5.67%      14.46%         4.82%          4.14%         7.37%         2.59%        24.51%
For the year ended Dec. 31, 2005       7.86%       8.63%         4.71%          2.72%        13.82%         0.84%         2.44%
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 29
--------------------------------------------------------------------------------

                                     CS        FID VIP      FID VIP    FID VIP      FTVIPT         FTVIPT         FTVIPT
                                   MID-CAP    GRO & INC,   MID CAP,   OVERSEAS,   FRANK REAL   MUTUAL SHARES     TEMP FOR
                                     GRO       SERV CL      SERV CL    SERV CL     EST, CL 2     SEC, CL 2     SEC, CL 2(4)
                                   -----------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                   $  0.83      $  0.80    $  1.28     $  0.59      $  1.20       $  1.14             --
At Dec. 31, 2002                   $  0.58      $  0.66    $  1.15     $  0.46      $  1.21       $  1.00         $  0.84
At Dec. 31, 2003                   $  0.82      $  0.81    $  1.57     $  0.66      $  1.63       $  1.24         $  1.10
At Dec. 31, 2004                   $  0.92      $  0.85    $  1.94     $  0.74      $  2.13       $  1.38         $  1.29
At Dec. 31, 2005                   $  0.98      $  0.90    $  2.28     $  0.87      $  2.40       $  1.51         $  1.41
----------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         2           15         27           3            3             1              --
At Dec. 31, 2002                         4           28         60          12           10             2               1
At Dec. 31, 2003                         7           36         90          20           15             2               2
At Dec. 31, 2004                         6           48         96          84           19             6               2
At Dec. 31, 2005                         4           50        105          84           18             6               2
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $     1      $    12    $    34     $     2      $     3       $     1              --
At Dec. 31, 2002                   $     2      $    18    $    69     $     5      $    12       $     2         $     1
At Dec. 31, 2003                   $     6      $    29    $   141     $    13      $    24       $     3         $     2
At Dec. 31, 2004                   $     6      $    41    $   186     $    62      $    40       $     8         $     2
At Dec. 31, 2005                   $     4      $    45    $   239     $    73      $    43       $     9         $     3
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        --         0.20%        --        0.48%        3.27%         0.33%             --
For the year ended Dec. 31, 2002        --         0.94%      0.59%       0.46%        2.67%         0.80%           2.40%
For the year ended Dec. 31, 2003        --         0.98%      0.25%       0.55%        2.51%         1.02%           1.72%
For the year ended Dec. 31, 2004        --         0.73%        --        0.38%        1.86%         0.63%           1.06%
For the year ended Dec. 31, 2005        --         1.43%      1.57%       0.56%        1.41%         0.88%           1.15%
----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      0.90%        0.90%      0.90%       0.90%        0.90%         0.90%             --
For the year ended Dec. 31, 2002      0.90%        0.90%      0.90%       0.90%        0.90%         0.90%           0.90%
For the year ended Dec. 31, 2003      0.90%        0.90%      0.90%       0.90%        0.90%         0.90%           0.90%
For the year ended Dec. 31, 2004      0.90%        0.90%      0.90%       0.90%        0.90%         0.90%           0.90%
For the year ended Dec. 31, 2005      0.90%        0.90%      0.90%       0.90%        0.90%         0.90%           0.90%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    (17.00%)     (10.11%)    (4.48%)    (21.33%)       7.14%         6.54%             --
For the year ended Dec. 31, 2002    (30.12%)     (17.50%)   (10.16%)    (22.03%)       0.83%       (12.28%)        (16.00%)
For the year ended Dec. 31, 2003     41.38%       22.73%     36.52%      43.48%       34.71%        24.00%          30.95%
For the year ended Dec. 31, 2004     12.11%        4.81%     23.65%      12.46%       30.62%        11.62%          17.47%
For the year ended Dec. 31, 2005      6.02%        6.57%     17.15%      17.91%       12.46%         9.57%           9.18%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
30 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                                                                           MFS
                                    GS VIT       GS VIT         GS VIT        JPM U.S.        LAZARD       LAZARD        NEW DIS,
                                   CAP GRO    STRUCTD U.S. EQ   INTL EQ    LG CAP CORE EQ   RETIRE EQ   RETIRE INTL EQ   INIT CL
                                   ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                   $  0.78        $  0.80       $  0.68        $  0.77       $  0.91        $  0.69      $  0.93
At Dec. 31, 2002                   $  0.59        $  0.62       $  0.55        $  0.57       $  0.75        $  0.61      $  0.63
At Dec. 31, 2003                   $  0.72        $  0.79       $  0.74        $  0.73       $  0.93        $  0.77      $  0.83
At Dec. 31, 2004                   $  0.78        $  0.90       $  0.83        $  0.79       $  1.03        $  0.88      $  0.88
At Dec. 31, 2005                   $  0.80        $  0.95       $  0.93        $  0.79       $  1.05        $  0.97      $  0.91
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         8              2             3              3             1             --           29
At Dec. 31, 2002                        11              5             3             10             2             --           70
At Dec. 31, 2003                        17              7             4             11             2             --           95
At Dec. 31, 2004                        27              9             4             14             3             --          104
At Dec. 31, 2005                        29             11             3             14             2             --          117
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $     6        $     2       $     2        $     3       $     1             --      $    27
At Dec. 31, 2002                   $     7        $     3       $     2        $     6       $     1             --      $    44
At Dec. 31, 2003                   $    12        $     6       $     3        $     8       $     2             --      $    79
At Dec. 31, 2004                   $    21        $     8       $     4        $    11       $     3             --      $    91
At Dec. 31, 2005                   $    23        $    10       $     3        $    11       $     2             --      $   107
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      0.34%          2.50%         3.04%          1.28%         1.19%            --           --
For the year ended Dec. 31, 2002      0.22%          1.07%         1.23%          0.04%         0.07%          0.08%          --
For the year ended Dec. 31, 2003      0.32%          1.01%         4.50%          0.67%         0.74%          0.38%          --
For the year ended Dec. 31, 2004      0.96%          1.40%         1.24%          0.75%         0.65%          0.52%          --
For the year ended Dec. 31, 2005      0.16%          0.93%         0.25%          1.21%         0.64%          0.95%          --
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      0.90%          0.90%         0.90%          0.90%         0.90%          0.90%        0.90%
For the year ended Dec. 31, 2002      0.90%          0.90%         0.90%          0.90%         0.90%          0.90%        0.90%
For the year ended Dec. 31, 2003      0.90%          0.90%         0.90%          0.90%         0.90%          0.90%        0.90%
For the year ended Dec. 31, 2004      0.90%          0.90%         0.90%          0.90%         0.90%          0.90%        0.90%
For the year ended Dec. 31, 2005      0.90%          0.90%         0.90%          0.90%         0.90%          0.90%        0.90%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    (16.13%)       (13.04%)      (22.73%)       (12.50%)       (8.08%)       (24.18%)      (5.10%)
For the year ended Dec. 31, 2002    (24.36%)       (22.50%)      (19.12%)       (25.97%)      (17.58%)       (11.59%)     (32.26%)
For the year ended Dec. 31, 2003     22.03%         27.42%        34.55%         28.07%        24.00%         26.23%       31.75%
For the year ended Dec. 31, 2004      8.11%         13.91%        12.47%          8.49%        10.79%         13.95%        5.56%
For the year ended Dec. 31, 2005      2.02%          5.56%        12.69%          0.44%         2.45%          9.66%        4.30%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 31
--------------------------------------------------------------------------------

                                      MFS         MFS         PUT VT      PUT VT    PUT VT INTL
                                   RESEARCH,   UTILITIES,   GRO & INC,   INTL EQ,    NEW OPP,     RVS VP     RVS VP
                                    INIT CL     INIT CL       CL IB       CL IB        CL IB        BAL     CASH MGMT
                                   -----------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                    $ 0.71       $ 0.74       $ 0.90      $ 0.66       $ 0.43     $ 0.86     $ 1.03
At Dec. 31, 2002                    $ 0.53       $ 0.56       $ 0.72      $ 0.54       $ 0.37     $ 0.74     $ 1.03
At Dec. 31, 2003                    $ 0.66       $ 0.76       $ 0.91      $ 0.68       $ 0.49     $ 0.88     $ 1.03
At Dec. 31, 2004                    $ 0.76       $ 0.98       $ 1.00      $ 0.79       $ 0.55     $ 0.96     $ 1.03
At Dec. 31, 2005                    $ 0.81       $ 1.14       $ 1.04      $ 0.87       $ 0.65     $ 0.99     $ 1.05
----------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        10           16           13          11           75          3          2
At Dec. 31, 2002                        13           48           29          19           85         10          7
At Dec. 31, 2003                        17           66           38          24           87         14         11
At Dec. 31, 2004                        20           76           45          26           54         30         16
At Dec. 31, 2005                        27           77           46          26           53         32         15
----------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                    $    7       $   12       $   11      $    7       $   33     $    3     $    2
At Dec. 31, 2002                    $    7       $   27       $   21      $   10       $   31     $    7     $    7
At Dec. 31, 2003                    $   11       $   50       $   35      $   16       $   43     $   12     $   12
At Dec. 31, 2004                    $   15       $   75       $   45      $   21       $   30     $   29     $   17
At Dec. 31, 2005                    $   22       $   88       $   48      $   23       $   34     $   32     $   16
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        --         1.38%        0.58%       0.07%          --       2.54%      2.70%
For the year ended Dec. 31, 2002      0.27%        2.30%        1.22%       0.72%        0.64%      2.83%      1.11%
For the year ended Dec. 31, 2003      0.63%        2.15%        1.63%       0.74%        0.29%      2.30%      0.53%
For the year ended Dec. 31, 2004      1.03%        1.39%        1.50%       1.45%        0.64%      2.11%      0.77%
For the year ended Dec. 31, 2005      0.46%        0.59%        1.53%       1.41%        0.65%      2.61%      2.57%
----------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      0.90%        0.90%        0.90%       0.90%        0.90%      0.90%      0.90%
For the year ended Dec. 31, 2002      0.90%        0.90%        0.90%       0.90%        0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003      0.90%        0.90%        0.90%       0.90%        0.90%      0.90%      0.90%
For the year ended Dec. 31, 2004      0.90%        0.90%        0.90%       0.90%        0.90%      0.90%      0.90%
For the year ended Dec. 31, 2005      0.90%        0.90%        0.90%       0.90%        0.90%      0.90%      0.90%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    (21.98%)     (24.49%)      (7.22%)    (21.43%)     (29.51%)   (11.34%)     3.00%
For the year ended Dec. 31, 2002    (25.35%)     (24.32%)     (20.00%)    (18.18%)     (13.95%)   (13.95%)     0.00%
For the year ended Dec. 31, 2003     24.53%       35.71%       26.39%      25.93%       32.43%     18.92%      0.00%
For the year ended Dec. 31, 2004     14.81%       29.03%       10.11%      15.15%       12.33%      8.62%     (0.16%)
For the year ended Dec. 31, 2005      6.84%       15.79%        4.29%      11.19%       17.31%      3.00%      1.69%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
32 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                    RVS VP      RVS VP     RVS VP       RVS VP         RVS VP    RVS VP         RVS VP
                                   DIV BOND   DIV EQ INC    GRO      HI YIELD BOND   LG CAP EQ   NEW DIM    SHORT DURATION
                                   ----------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                    $ 1.07      $ 1.01     $ 0.56        $ 0.88       $  0.68    $  0.76        $ 1.09
At Dec. 31, 2002                    $ 1.12      $ 0.81     $ 0.41        $ 0.81       $  0.53    $  0.59        $ 1.14
At Dec. 31, 2003                    $ 1.16      $ 1.14     $ 0.49        $ 1.01       $  0.67    $  0.72        $ 1.15
At Dec. 31, 2004                    $ 1.20      $ 1.33     $ 0.53        $ 1.11       $  0.71    $  0.74        $ 1.15
At Dec. 31, 2005                    $ 1.21      $ 1.50     $ 0.57        $ 1.15       $  0.74    $  0.74        $ 1.16
---------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        10          --          5             8            --         16             1
At Dec. 31, 2002                        33           3         18            17             1         25             3
At Dec. 31, 2003                        45          10         23            21             2         30             4
At Dec. 31, 2004                        66          16         53            24            12         33             5
At Dec. 31, 2005                        66          16         49            21            15         33             5
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                    $   10          --     $    3        $    7            --    $    12        $    1
At Dec. 31, 2002                    $   37      $    3     $    7        $   14       $     1    $    15        $    3
At Dec. 31, 2003                    $   52      $   12     $   11        $   21       $     1    $    21        $    5
At Dec. 31, 2004                    $   80      $   21     $   28        $   27       $     9    $    25        $    6
At Dec. 31, 2005                    $   81      $   25     $   28        $   24       $    11    $    25        $    6
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      6.30%       1.19%        --         10.74%         0.35%      0.34%         4.41%
For the year ended Dec. 31, 2002      5.15%       1.94%      0.13%         7.66%         0.68%      0.52%         2.90%
For the year ended Dec. 31, 2003      3.56%       1.56%      0.22%         7.64%         0.62%      0.68%         2.30%
For the year ended Dec. 31, 2004      3.83%       1.62%      0.30%         6.99%         1.03%      1.06%         2.44%
For the year ended Dec. 31, 2005      3.71%       1.58%      0.37%         6.48%         1.13%      0.59%         2.90%
---------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      0.90%       0.90%      0.90%         0.90%         0.90%      0.90%         0.90%
For the year ended Dec. 31, 2002      0.90%       0.90%      0.90%         0.90%         0.90%      0.90%         0.90%
For the year ended Dec. 31, 2003      0.90%       0.90%      0.90%         0.90%         0.90%      0.90%         0.90%
For the year ended Dec. 31, 2004      0.90%       0.90%      0.90%         0.90%         0.90%      0.90%         0.90%
For the year ended Dec. 31, 2005      0.90%       0.90%      0.90%         0.90%         0.90%      0.90%         0.90%
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      7.00%       1.00%    (31.71%)        4.76%       (19.05%)   (17.39%)        5.83%
For the year ended Dec. 31, 2002      4.67%     (19.80%)   (26.79%)       (7.95%)      (22.06%)   (22.37%)        4.59%
For the year ended Dec. 31, 2003      3.57%      40.74%     19.51%        24.69%        26.42%     22.03%         0.88%
For the year ended Dec. 31, 2004      3.55%      17.15%      7.46%        10.40%         4.94%      2.35%        (0.05%)
For the year ended Dec. 31, 2005      1.21%      12.49%      7.64%         3.09%         5.23%      0.40%         0.66%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT 33
--------------------------------------------------------------------------------

                                     RVS VP       ROYCE      ROYCE        WANGER       WANGER
                                   SM CAP ADV   MICRO-CAP    SM-CAP    INTL SM CAP   U.S. SM CO
                                   -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                    $  0.99      $  1.52    $  1.58      $  0.51      $  0.89
At Dec. 31, 2002                    $  0.82      $  1.32    $  1.35      $  0.44      $  0.73
At Dec. 31, 2003                    $  1.19      $  1.94    $  1.88      $  0.64      $  1.04
At Dec. 31, 2004                    $  1.40      $  2.19    $  2.33      $  0.83      $  1.22
At Dec. 31, 2005                    $  1.46      $  2.43    $  2.51      $  1.00      $  1.34
------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          2            2          2           14            1
At Dec. 31, 2002                          3           13          6           20            7
At Dec. 31, 2003                          3           19          7           24           21
At Dec. 31, 2004                          4           25          9           23           32
At Dec. 31, 2005                          4           27          9           26           35
------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                    $     2      $     3    $     3      $     7      $     1
At Dec. 31, 2002                    $     2      $    17    $     8      $     9      $     5
At Dec. 31, 2003                    $     4      $    38    $    13      $    16      $    22
At Dec. 31, 2004                    $     5      $    55    $    21      $    19      $    39
At Dec. 31, 2005                    $     6      $    66    $    22      $    26      $    47
------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --           --         --           --           --
For the year ended Dec. 31, 2002         --           --         --           --           --
For the year ended Dec. 31, 2003         --           --         --         0.27%          --
For the year ended Dec. 31, 2004         --           --         --         0.66%          --
For the year ended Dec. 31, 2005         --         0.58%        --         0.95%          --
------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        0.90%      0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002       0.90%        0.90%      0.90%        0.90%        0.90%
For the year ended Dec. 31, 2003       0.90%        0.90%      0.90%        0.90%        0.90%
For the year ended Dec. 31, 2004       0.90%        0.90%      0.90%        0.90%        0.90%
For the year ended Dec. 31, 2005       0.90%        0.90%      0.90%        0.90%        0.90%
------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (7.48%)      28.81%     20.61%      (21.54%)       9.88%
For the year ended Dec. 31, 2002     (17.17%)     (13.16%)   (14.56%)     (13.73%)     (17.98%)
For the year ended Dec. 31, 2003      45.12%       46.97%     39.26%       45.45%       42.47%
For the year ended Dec. 31, 2004      17.48%       12.83%     23.83%       29.11%       17.27%
For the year ended Dec. 31, 2005       3.89%       10.61%      7.59%       20.44%       10.26%
------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)   Operations commenced on March 1, 2002.

--------------------------------------------------------------------------------
34 RIVERSOURCE(SM) SIGNATURE VARIABLE UNIVERSAL LIFE - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Balance Sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of American Enterprise Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Consolidated Financial Statements, in 2004 American Enterprise Life Insurance Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."


                                               /s/ Ernst & Young LLP
                                               -------------------------------
                                                   Ernst & Young LLP



Minneapolis, Minnesota
February 27, 2006

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                    2005            2004
 ASSETS

Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $5,818,741; 2004, $6,257,483)      $5,757,419     $6,368,833
   Preferred and common stocks, at fair value (cost: 2005, $0; 2004, $6,000)                         --          6,246
Mortgage loans on real estate, at cost (less allowance for losses: 2005 and 2004, $6,862)       355,306        420,899
Other investments                                                                                 1,108          2,286
----------------------------------------------------------------------------------------------------------------------
      Total investments                                                                       6,113,833      6,798,264

Cash and cash equivalents                                                                           859         47,356
Amounts due from brokers                                                                             75             71
Other accounts receivable                                                                         7,560          4,299
Accrued investment income                                                                        60,562         67,655
Deferred policy acquisition costs                                                               344,215        299,708
Deferred sales inducement costs                                                                  54,359         49,822
Deferred income tax assets, net                                                                  23,883             --
Other assets                                                                                     20,108          3,394
Separate account assets                                                                       2,884,054      1,878,620
----------------------------------------------------------------------------------------------------------------------
      Total assets                                                                           $9,509,508     $9,149,189
======================================================================================================================

 LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
   Fixed annuities                                                                           $5,754,763     $6,325,427
   Variable annuity guarantees                                                                    7,129          5,505
Policy claims and other policyholders' funds                                                      8,002          4,150
Amounts due to brokers                                                                           31,682          6,962
Deferred income tax liabilities, net                                                                 --         34,984
Other liabilities                                                                                40,316         41,826
Separate account liabilities                                                                  2,884,054      1,878,620
----------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                       8,725,946      8,297,474
----------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $150 par value; 100,000 shares authorized, 20,000 shares issued and
     outstanding                                                                                  3,000          3,000
   Additional paid-in capital                                                                   591,872        591,872
   Retained earnings                                                                            224,410        199,175
   Accumulated other comprehensive (loss) income, net of tax:
      Net unrealized securities (losses) gains                                                  (35,708)        62,082
      Net unrealized derivative losses                                                              (12)        (4,414)
----------------------------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive (loss) income                                          (35,720)        57,668
----------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                783,562        851,715
----------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                   $9,509,508     $9,149,189
======================================================================================================================

See Notes to Consolidated Financial Statements.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                       2005           2004          2003
 REVENUES

Net investment income                                    $348,265       $376,487      $372,194
Contractholder charges                                     14,779         11,211         7,528
Mortality and expense risk and other fees                  43,307         24,801        13,749
Net realized (loss) gain on investments                    (1,361)         5,193        25,105
----------------------------------------------------------------------------------------------
   Total revenues                                         404,990        417,692       418,576
----------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSES

Death and other benefits for investment contracts          17,193         15,438         6,342
Interest credited to account values                       206,424        226,033       262,399
Amortization of deferred policy acquisition costs          63,781         60,836        38,392
Separation costs                                            9,828             --            --
Other insurance and operating expenses                     74,075         72,185        54,739
----------------------------------------------------------------------------------------------
   Total benefits and expenses                            371,301        374,492       361,872
----------------------------------------------------------------------------------------------
Income before income tax provision and accounting change   33,689         43,200        56,704
Income tax provision                                        8,454         18,008        19,075
----------------------------------------------------------------------------------------------
Income before accounting change                            25,235         25,192        37,629
Cumulative effect of accounting change, net of tax             --         (3,562)           --
----------------------------------------------------------------------------------------------
Net income                                                $25,235       $ 21,630      $ 37,629
==============================================================================================

See Notes to Consolidated Financial Statements.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, (THOUSANDS)                                                            2005           2004         2003

 CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                                   $  25,235      $  21,630    $   37,629
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
   Cumulative effect of accounting change, net of tax                                               --          3,562            --
   Amortization of deferred policy acquisition costs                                            63,781         60,836        38,392
   Amortization of deferred sales inducement costs                                              14,313          9,685         7,213
   Capitalization of deferred policy acquisition costs                                         (89,256)       (65,864)      (99,000)
   Capitalization of deferred sales inducement costs                                           (15,411)       (13,488)      (21,890)
   Amortization of premium, net                                                                 22,977         26,459        23,699
   Deferred income tax (benefit) provision                                                      (8,581)        21,835        15,420
   Net realized loss (gain) on investments                                                       1,361         (5,193)      (25,105)
Changes in operating assets and liabilities:
   Other accounts receivable                                                                    (3,261)          (727)       (1,988)
   Accrued investment income                                                                     7,093          2,936       (14,143)
   Policy claims and other policyholder's funds                                                  3,852          1,050        (5,950)
   Other assets and liabilities, net                                                            (8,669)       (14,981)       (1,661)
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                                       13,434         47,740       (47,384)
-----------------------------------------------------------------------------------------------------------------------------------

 CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                                       579,784        341,077     3,365,402
   Maturities, sinking fund payments and calls                                                 577,264        400,057       875,785
   Purchases                                                                                  (735,554)      (480,031)   (5,678,854)
Other investments:
   Sales, maturities, sinking fund payments and calls                                           77,068        126,676        72,281
   Purchases                                                                                   (11,564)        (9,338)      (25,287)
Change in amounts due to and from brokers, net                                                  24,716        (68,018)     (910,172)
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                                      511,714        310,423    (2,300,845)
-----------------------------------------------------------------------------------------------------------------------------------

 CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts:
   Considerations received                                                                      37,847        202,999     1,733,030
   Interest credited to account values                                                         206,424        226,033       262,399
   Surrenders and other benefits                                                              (815,916)      (748,904)     (756,827)
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                                     (571,645)      (319,872)    1,238,602
-----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                           (46,497)        38,291    (1,109,627)
Cash and cash equivalents at beginning of year                                                  47,356          9,065     1,118,692
-----------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                                     $     859      $  47,356    $    9,065
===================================================================================================================================

Supplemental disclosures:
   Income taxes paid (refunded)                                                              $     288      $  (6,992)   $    3,266
   Interest paid on borrowings                                                               $     326      $     378    $      373

See Notes to Consolidated Financial Statements.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                         ADDITIONAL               ACCUMULATED OTHER
                                                                             CAPITAL      PAID-IN       RETAINED    COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)        TOTAL          STOCK       CAPITAL       EARNINGS    INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002                                 $825,813        $3,000      $591,872      $139,916       $ 91,025
Comprehensive loss:
   Net income                                                   37,629            --            --        37,629             --
   Change in unrealized holding losses on securities, net      (44,180)           --            --            --        (44,180)
   Reclassification adjustment for losses on derivatives
         included in net income, net                             4,417            --            --            --          4,417
                                                             ------------
   Total comprehensive loss                                     (2,134)           --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003                                  823,679         3,000       591,872       177,545         51,262
Comprehensive income:
   Net income                                                   21,630            --            --        21,630             --
   Change in unrealized holding gains on securities, net         2,004            --            --            --          2,004
   Reclassification adjustment for losses on derivatives
         included in net income, net                             4,402            --            --            --          4,402
                                                             ------------
   Total comprehensive income                                   28,036            --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004                                  851,715         3,000       591,872       199,175         57,668
Comprehensive loss:
   Net income                                                   25,235            --            --        25,235             --
   Change in unrealized holding losses on securities, net      (97,790)           --            --            --        (97,790)
   Reclassification adjustment for losses on derivatives
         included in net income, net                             4,402            --            --            --          4,402
                                                             ------------
   Total comprehensive loss                                    (68,153)           --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2005                                 $783,562        $3,000      $591,872      $224,410       $(35,720)
===================================================================================================================================

See Notes to Consolidated Financial Statements.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

American Enterprise Life Insurance Company is a stock life insurance company domiciled in Indiana, which holds Certificates of Authority in the District of Columbia and all states except New York. American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

American Enterprise Life Insurance Company owns American Enterprise REO 1, LLC which holds real estate investments. American Enterprise Life Insurance Company and its subsidiary are referred to collectively as "American Enterprise Life".

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005, American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholdings in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. American Enterprise Life was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses allocated to American Enterprise Life are significant to American Enterprise Life.

American Enterprise Life Insurance Company provides branded financial products and wholesaling services to support its annuity operation. American Enterprise Life principally underwrites fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers, in all states except New York. In past years, American Enterprise Life issued a nominal amount of variable universal life contracts.

American Enterprise Life's principal products are deferred annuities which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. American Enterprise Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, American Enterprise Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index.

Under American Enterprise Life's fixed and variable annuity products described above, the purchaser may choose among investment options that include American Enterprise Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of American Enterprise Life Insurance Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with United States generally accepted accounting principles
(GAAP) which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance as included in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

American Enterprise Life consolidates all entities, in which it holds a greater than 50% voting interest. Entities in which American Enterprise Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments are accounted for under the cost method unless American Enterprise Life determines that it exercises significant influence over the entity by means other than voting rights, in which case, these entities are either accounted for under the equity method or are consolidated, as appropriate.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing its rated collateralized debt obligations (CDOs) described in Note 2. American Enterprise Life sold all of its retained interest in this securitization trust in 2005.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Enterprise Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Other Investments

Other investments principally include real estate and reflect properties acquired in satisfaction of debt and are carried at the lower of cost or the property's net realizable value.

CASH AND CASH EQUIVALENTS

American Enterprise Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC is amortized over periods approximating the lives of the business, generally as a percentage of estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For American Enterprise Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality levels, and contractholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 to 15 years. Management regularly monitors financial market conditions and actual contractholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balances and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balances and an increase in DAC

American Enterprise Life Insurance Company
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amortization expenses while a decrease in amortization percentage will result in an increase in DAC balances and a decrease in DAC amortization expenses. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are classified on the Consolidated Balance Sheets at fair value within other assets or liabilities. The fair value of American Enterprise Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transactions. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any.

American Enterprise Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). For derivative financial instruments that do not qualify for hedge accounting, or are not designated as hedges, changes in the fair value are reported in current period earnings generally as a component of net investment income. See the "Derivatives Not Designated as Hedges" section of
Note 8 which describes the types of economic hedges used by American Enterprise Life.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Enterprise Life receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, and guaranteed minimum death benefit (GMDB) fees from the related accounts. In addition, American Enterprise Life also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable products, which vary based on the level of variable assets. American Enterprise Life's major source of revenue from variable annuities it sells is mortality and expense risk and other fees.

American Enterprise Life provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Enterprise Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Enterprise Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

LIABILITIES FOR FUTURE POLICY BENEFITS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Enterprise Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum withdrawal benefit (GMWB), guaranteed minimum income benefit (GMIB) and guaranteed minimum accumulation benefit (GMAB) provisions.

Effective January 1, 2004, liabilities for GMDB, GGU and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

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GMWB and GMAB provisions are considered embedded derivatives under SFAS 133 and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Consolidated Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts within the Consolidated Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 8.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 5.5%.

REVENUES AND EXPENSES

American Enterprise Life's principal sources of revenue include net investment income, contractholder charges and mortality and expense risk and other fees.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and gains and losses on hedges on GMWB. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder Charges

Contractholder charges include administrative and surrender charges on annuities and are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk and administration fees, which are generated directly and indirectly from American Enterprise Life's separate account assets. American Enterprise Life's mortality and expense risk and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to American Enterprise Life that it considered to be a reasonable reflection of separation costs benefiting American Enterprise Life. Separation costs generally consist of allocated employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.

Income Taxes

American Enterprise Life's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. American Enterprise Life's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. American Enterprise Life provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. American Enterprise Life anticipates the impact of FSP FAS 115-1 and FAS 124-1 on American Enterprise Life's consolidated results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts

American Enterprise Life Insurance Company
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and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. American Enterprise Life is currently evaluating the impact of SOP 05-1 on American Enterprise Life's consolidated results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. American Enterprise Life does not anticipate SFAS 154 will materially impact its Consolidated Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Enterprise Life's consolidated results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $3.6 million ($5.5 million pretax). The cumulative effect of accounting change related to establishing additional liabilities for certain variable annuity guaranteed benefits ($3.4 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. American Enterprise Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Enterprise Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. FIN 46 was effective for American Enterprise Life as of December 31, 2003. FIN 46 does not impact the accounting for QSPEs as defined by SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," such as American Enterprise Life's CDO-related securitization trust established in 2001 (which was sold in 2005). That trust contained a majority of American Enterprise Life's rated CDOs whose retained interest in the trust had a carrying value of $41.1 million at December 31, 2003, of which $30.3 million is considered investment grade. There were no other impacts on the financial statements as of December 31, 2003.

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2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

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                                                                           GROSS        GROSS
(THOUSANDS)                                             AMORTIZED       UNREALIZED   UNREALIZED       FAIR
                                                          COST             GAINS       LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities          $2,650,573        $ 7,539     $ (47,855)    $2,610,257
   Corporate debt securities                            2,462,313         28,075       (43,009)     2,447,379
   Foreign corporate bonds and obligations                593,440          8,734       (12,993)       589,181
   U.S. Government and agencies obligations                74,172            111        (1,743)        72,540
   State and municipal obligations                         30,240            190        (1,159)        29,271
   Foreign government bonds and obligations                 8,003            788            --          8,791
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Total fixed maturities                                  5,818,741         45,437      (106,759)     5,757,419
Preferred and common stocks                                    --             --            --             --
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   Total                                               $5,818,741        $45,437     $(106,759)    $5,757,419
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Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

                                                                          GROSS        GROSS
(THOUSANDS)                                             AMORTIZED      UNREALIZED    UNREALIZED      FAIR
                                                          COST            GAINS        LOSSES        VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities          $2,719,323       $ 31,234      $(11,301)    $2,739,256
   Corporate debt securities                            2,715,114         88,129        (9,854)     2,793,389
   Foreign corporate bonds and obligations                638,653         22,603        (3,419)       657,837
   U.S. Government and agencies obligations               102,245            310           (71)       102,484
   Structured investments(a)                               47,968             --        (6,194)        41,774
   State and municipal obligations                         30,239            302          (878)        29,663
   Foreign government bonds and obligations                 3,941            489            --          4,430
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Total fixed maturities                                  6,257,483        143,067       (31,717)     6,368,833
Preferred and common stocks                                 6,000            246            --          6,246
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   Total                                               $6,263,483       $143,313      $(31,717)    $6,375,079
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(a) Includes unconsolidated CDOs.

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 94% of American Enterprise Life's total investments. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $123.6 million and $139.3 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, (excluding net unrealized appreciation and depreciation) on December 31 is as follows:


RATING                                                   2005           2004
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AAA                                                       49%            47%
AA                                                         3              2
A                                                         18             19
BBB                                                       23             24
Below investment grade                                     7              8
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   Total                                                 100%           100%
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At December 31, 2005 and 2004, approximately 58% and 63%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

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The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                           LESS THAN 12 MONTHS        12 MONTHS OR MORE             TOTAL
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                                                      FAIR      UNREALIZED      FAIR      UNREALIZED     FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                            VALUE       LOSSES        VALUE       LOSSES       VALUE        LOSSES
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Mortgage and other asset-backed securities          $1,440,072   $(21,811)     $  719,535  $(26,044)   $2,159,607    $ (47,855)
Corporate debt securities                            1,130,267    (24,674)        414,348   (18,335)    1,544,615      (43,009)
Foreign corporate bonds and obligations                210,733     (7,352)        131,297    (5,641)      342,030      (12,993)
U.S. Government and agencies obligations                33,493       (623)         36,557    (1,120)       70,050       (1,743)
State and municipal obligations                         23,961     (1,025)          2,870      (134)       26,831       (1,159)
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   Total                                            $2,838,526   $(55,485)     $1,304,607  $(51,274)   $4,143,133    $(106,759)
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The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                           LESS THAN 12 MONTHS        12 MONTHS OR MORE             TOTAL
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                                                      FAIR      UNREALIZED      FAIR      UNREALIZED     FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                            VALUE       LOSSES        VALUE       LOSSES       VALUE        LOSSES
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Mortgage and other asset-backed securities          $  963,075   $ (5,848)     $151,475    $ (5,453)   $1,114,550    $(11,301)
Corporate debt securities                              489,190     (3,892)      214,895      (5,962)      704,085      (9,854)
Foreign corporate bonds and obligations                120,722     (1,157)      103,192      (2,262)      223,914      (3,419)
U.S. Government and agencies obligations                71,002        (56)          533         (15)       71,535         (71)
Structured investments                                      --         --        41,774      (6,194)       41,774      (6,194)
State and municipal obligations                             --         --        22,126        (878)       22,126        (878)
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   Total                                            $1,643,989   $(10,953)     $533,995    $(20,764)   $2,177,984    $(31,717)
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In evaluating potential other-than-temporary impairments, American Enterprise Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)         LESS THAN 12 MONTHS                   12 MONTHS OR MORE                          TOTAL
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                                                 GROSS                                 GROSS                                GROSS
RATIO OF FAIR VALUE    NUMBER OF              UNREALIZED   NUMBER OF                UNREALIZED  NUMBER OF                UNREALIZED
TO AMORTIZED COST     SECURITIES   FAIR VALUE   LOSSES     SECURITIES   FAIR VALUE    LOSSES    SECURITIES   FAIR VALUE    LOSSES
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95% - 100%                357        $2,733      $(47)         116        $1,135       $(40)         473        $3,868      $ (87)
90% - 95%                  28            78        (5)          22           169        (11)          50           247        (16)
80% - 90%                   7            27        (4)           1             1         --            8            28         (4)
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   Total                  392        $2,838      $(56)         139        $1,305       $(51)         531        $4,143      $(107)
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A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. The unrealized losses are not concentrated in any individual industries or with any individual securities.

American Enterprise Life monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Enterprise Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, American Enterprise Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

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The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)),
(ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset balances, such as DAC and DSIC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective consolidated balance sheet dates.

The following table presents these components of other comprehensive (loss) income, net of tax:

(THOUSANDS)                                                                                    2005            2004         2003
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Holding (losses) gains, net of tax of $60,617, $4,106, and $18,168, respectively            $(112,573)       $ 7,624      $(33,742)
Reclassification of realized losses (gains), net of tax of $95, $1,920, and $9,157,
 respectively                                                                                     177         (3,565)      (17,006)
DAC, net of tax of $6,660, $294 and $3,536, respectively                                       12,372           (544)        6,568
DSIC, net of tax of $1,205, $814, and $0, respectively                                          2,234         (1,511)           --
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Net unrealized securities (losses) gains                                                    $ (97,790)       $ 2,004      $(44,180)
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The following is a distribution of Available-for-Sale securities by maturity at December 31, 2005:
                                                         AMORTIZED         FAIR
(THOUSANDS)                                                COST            VALUE
--------------------------------------------------------------------------------
Due within 1 year                                      $  137,638     $  138,636
Due after 1 through 5 years                               871,839        870,118
Due after 5 through 10 years                            2,052,358      2,033,347
Due after 10 years                                        106,333        105,061
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                                                        3,168,168      3,147,162
Mortgage and other asset-backed securities              2,650,573      2,610,257
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Total                                                  $5,818,741     $5,757,419
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The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                2005            2004         2003
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Sales                                                    $579,784       $341,077    $3,365,402
Maturities, sinking fund payments and calls              $577,264       $400,057    $  875,785
Purchases                                                $735,554       $480,031    $5,678,854
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Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                                2005            2004         2003
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Gross realized gains from sales                          $ 11,232        $ 9,464      $ 65,739
Gross realized losses from sales                         $(10,155)       $(3,980)     $(30,254)
Other-than-temporary impairments                         $ (1,349)       $    --      $ (9,323)
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The $1.3 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost. The $9.3 million of other-than-temporary impairments in 2003 consisted of $5.6 million related to corporate debt securities and $3.7 million related to American Enterprise Life's interest in a CDO securitization trust which was sold in 2005 as discussed below.

During the second quarter 2005, American Enterprise Life sold all of its retained interest in a CDO-related securitization trust and recognized a net realized pretax loss of $1.2 million. The carrying value of this retained interest was $41.8 million at December 31, 2004, of which $31.0 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $4.2 million were on deposit with various states as required by law.

American Enterprise Life Insurance Company
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MORTGAGE LOANS ON REAL ESTATE, NET

The following is a summary of mortgage loans on real estate at December 31:

(THOUSANDS)                                              2005            2004
------------------------------------------------------------------------------
Mortgage loans on real estate                          $362,168       $427,761
Less: allowance for loan losses                          (6,862)        (6,862)
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Net mortgage loans                                     $355,306       $420,899
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Mortgage loans are first mortgages on real estate. American Enterprise Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

American Enterprise Life did not have a recorded investment in impaired mortgage loans on real estate at December 31, 2005 and 2004. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was nil and $1.5 million, respectively. American Enterprise Life recognized nil, $0.1 million and $0.2 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003, respectively.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Balance, beginning of year                                 $6,862        $ 7,362       $10,812
Provision for mortgage loan losses                             --            661           281
Foreclosures, write-offs and loan sales                        --         (1,161)       (3,731)
----------------------------------------------------------------------------------------------
Balance, end of year                                       $6,862        $ 6,862       $ 7,362
----------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                               2005                        2004
-----------------------------------------------------------------------------------------
(THOUSANDS)                         ON BALANCE       FUNDING     ON BALANCE     FUNDING
REGION                                SHEET        COMMITMENTS      SHEET     COMMITMENTS
-----------------------------------------------------------------------------------------
South Atlantic                      $ 71,153           $--        $ 96,011       $240
East North Central                    70,402            --          81,737         --
West North Central                    66,097            --          74,452         --
Middle Atlantic                       48,435            --          51,082         --
Mountain                              45,004            --          53,226         --
West South Central                    23,721            --          24,585         --
Pacific                               14,242            --          20,073         --
New England                           13,634            --          16,483         --
East South Central                     9,480            --          10,112         --
-----------------------------------------------------------------------------------------
                                     362,168            --         427,761        240
Less: allowance for loan losses       (6,862)           --          (6,862)        --
-----------------------------------------------------------------------------------------
   Total                            $355,306           $--        $420,899       $240
-----------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                               2005                        2004
-----------------------------------------------------------------------------------------
(THOUSANDS)                         ON BALANCE       FUNDING     ON BALANCE     FUNDING
PROPERTY TYPE                         SHEET        COMMITMENTS      SHEET     COMMITMENTS
-----------------------------------------------------------------------------------------
Office buildings                    $132,250           $--        $154,259       $240
Apartments                            82,851            --          89,977         --
Department/retail stores              75,215            --          94,284         --
Industrial buildings                  43,690            --          48,087         --
Hotels/motels                         13,348            --          25,802         --
Medical buildings                     10,520            --          10,890         --
Mixed use                              4,294            --           4,462         --
-----------------------------------------------------------------------------------------
                                     362,168            --         427,761        240
Less: allowance for loan losses       (6,862)           --          (6,862)        --
-----------------------------------------------------------------------------------------
   Total                            $355,306           $--        $420,899       $240
-----------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005           2004          2003
----------------------------------------------------------------------------------------------
Income on fixed maturities                               $309,257       $328,164      $321,420
Income on mortgage loans on real estate                    28,245         36,329        42,482
Other investments                                          13,649         12,236        11,600
----------------------------------------------------------------------------------------------
                                                          351,151        376,729       375,502
Less: investment expenses                                   2,886            242         3,308
----------------------------------------------------------------------------------------------
   Total                                                 $348,265       $376,487      $372,194
----------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Fixed maturities                                          $  (272)        $5,484       $26,162
Mortgage loans on real estate                              (1,089)          (288)       (1,082)
Other investments                                              --             (3)           25
----------------------------------------------------------------------------------------------
   Total                                                  $(1,361)        $5,193       $25,105
----------------------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                        2005           2004          2003
----------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                       $299,708       $296,722      $226,010
Impact of SOP 03-1                                                                     --         (1,204)           --
Capitalization of acquisition costs                                                89,256         65,864        99,000
Amortization, excluding impact of changes in assumptions                          (66,581)       (61,936)      (41,592)
Amortization, impact of annual third quarter changes in DAC-related assumptions     2,800          1,100         3,200
Impact of changes in net unrealized securities losses (gains)                      19,032           (838)       10,104
----------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                             $344,215       $299,708      $296,722
----------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                      2005            2004         2003
----------------------------------------------------------------------------------------------------
Balance, beginning of year                                     $ 49,822        $49,244       $34,567
Impact of SOP 03-1                                                   --           (900)           --
Capitalization of sales inducements                              15,411         13,488        21,890
Amortization                                                    (14,313)        (9,685)       (7,213)
Impact of changes in net unrealized securities losses (gains)     3,439         (2,325)           --
----------------------------------------------------------------------------------------------------
Balance, end of year                                           $ 54,359        $49,822       $49,244
----------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB, GGU and GMIB. See Note 8 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB and GMAB.

The majority of the variable annuity contracts offered by American Enterprise Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. American Enterprise Life has established additional liabilities for these variable annuity death benefits and GMIB provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

In determining the additional liabilities for variable annuity death benefits and GMIB, American Enterprise Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which American Enterprise Life has established additional liabilities for death benefits and GMIB as of December 31:

---------------------------------------------------------------------------------------------------------------------------
  VARIABLE ANNUITY GMDB, GMIB, AND GGU BY BENEFIT TYPE

  (DOLLARS IN THOUSANDS)                                                                           2005             2004
---------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for
    Return of Premium                         Total Contract Value                              $1,562,858       $1,205,839
                                              Contract Value in Separate Accounts               $  843,406       $  333,958
                                              Net Amount at Risk*                               $    5,025       $    4,430
                                              Weighted Average Attained Age                             65               64
---------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for
    One Year Ratchet                          Total Contract Value                              $2,256,534       $1,941,942
                                              Contract Value in Separate Accounts               $1,645,665       $1,287,227
                                              Net Amount at Risk*                               $   40,412       $   52,435
                                              Weighted Average Attained Age                             63               64
---------------------------------------------------------------------------------------------------------------------------
  Contracts with Other GMDB                   Total Contract Value                              $  453,008       $  305,537
                                              Contract Value in Separate Accounts               $  387,456       $  236,344
                                              Net Amount at Risk*                               $   15,883       $   11,689
                                              Weighted Average Attained Age                             63               64
---------------------------------------------------------------------------------------------------------------------------
  Contracts with GGU Death Benefit            Total Contract Value                              $  128,084       $  103,324
                                              Contract Value in Separate Accounts               $   94,482       $   65,952
                                              Net Amount at Risk*                               $    6,513       $    3,802
                                              Weighted Average Attained Age                             64               64
---------------------------------------------------------------------------------------------------------------------------
  Contracts with GMIB                         Total Contract Value                              $  763,365       $  579,466
                                              Contract Value in Separate Accounts               $  686,175       $  497,594
                                              Net Amount at Risk*                               $   15,962       $   11,886
                                              Weighted Average Attained Age                             60               59
---------------------------------------------------------------------------------------------------------------------------

  * Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

  ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                    GMDB & GGU          GMIB
---------------------------------------------------------------------------------------------------------------------------
  For the year ended December 31, 2005        Liability balance at January 1                        $2,516           $2,989
                                              Reported claims                                       $  967           $   --
                                              Liability balance at December 31                      $2,247           $3,527
                                              Incurred claims (reported + change in liability)      $  698           $  538
---------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

5. INCOME TAXES

American Enterprise Life qualifies as a life insurance company for federal income tax purposes. As such, American Enterprise Life is subject to the Internal Revenue Code provisions applicable to life insurance companies. Provisions (benefits) for income taxes were:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Federal income tax:
   Current                                                $16,976       $ (2,895)      $ 3,371
   Deferred                                                (8,581)        21,835        15,420
----------------------------------------------------------------------------------------------
Total federal income taxes                                  8,395         18,940        18,791
State income taxes-current                                     59           (932)          284
----------------------------------------------------------------------------------------------
Income tax provision before accounting change             $ 8,454        $18,008       $19,075
----------------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                               2005           2004        2003
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                     35.0%          35.0%       35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                     (5.1)          (1.7)       (0.8)
   State income taxes, net of federal benefit                   0.1           (1.4)        0.3
   Other, net                                                  (4.9)           9.8        (0.9)
----------------------------------------------------------------------------------------------
Income tax provision before accounting change                  25.1%          41.7%       33.6%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of American Enterprise Life's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                                           2005           2004
-----------------------------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                                  $132,534       $112,410
   Deferred taxes related to net unrealized securities and derivative losses          19,234             --
   Other investments                                                                      --            894
   Other                                                                              10,183          5,630
-----------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                     161,951        118,934
-----------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                                  97,720         86,547
   Deferred taxes related to net unrealized securities and derivative gains               --         36,682
   Other investments                                                                  21,832             --
   Other                                                                              18,516         30,689
-----------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                138,068        153,918
-----------------------------------------------------------------------------------------------------------
Deferred tax assets (liabilities), net                                              $ 23,883       $(34,984)
-----------------------------------------------------------------------------------------------------------

American Enterprise Life is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in American Enterprise Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. American Enterprise Life has $33.4 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of American Enterprise Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable American Enterprise Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

As a result of the separation of Ameriprise Financial from American Express, American Enterprise Life will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with the other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore American Enterprise Life will also be required to file a separate short period tax return as part of an IDS Life consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Consolidated Statements of Stockholder's Equity are presented net of the following income tax benefit (provision) amounts:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Net unrealized securities losses (gains)                  $52,657        $(1,078)      $23,789
Net unrealized derivative gains                            (2,370)        (2,370)       (2,379)
----------------------------------------------------------------------------------------------
Net income tax benefit (provision)                        $50,287        $(3,448)      $21,410
----------------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
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6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to American Enterprise Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Enterprise Life's statutory unassigned deficit aggregated $61.9 million and $69.0 million as of December 31, 2005 and 2004, respectively; therefore, any dividend or distribution in 2006 would require approval of the Department of Insurance of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Statutory net (loss) income                              $ (8,253)      $ 47,380      $  6,483
Statutory capital and surplus                            $532,942       $525,885      $495,816

American Enterprise Life is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $583.3 million and $585.0 million, respectively. Actual capital, as defined by the NAIC for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $125.3 million and $138.8 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

American Enterprise Life has no employees. Charges by IDS Life for use of joint facilities, technology support, marketing services and other services aggregated $83.8 million, $64.9 million, and $56.3 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to American Enterprise Life may not be reflective of expenses that would have been incurred by American Enterprise Life on a stand-alone basis.

In connection with Ameriprise Financial being named the investment manager for the proprietary mutual funds used as investment options by American Enterprise Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, Ameriprise Financial received management fees from these funds. American Enterprise Life continues to provide all fund management services, other than investment management, and entered into an administrative services agreement with Ameriprise Financial to be compensated for the services American Enterprise Life provides. For the years ended December 31, 2005, 2004 and 2003, American Enterprise Life received $1.2 million, $1.1 million and $0.1 million, respectively, under the agreement with Ameriprise Financial. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, American Enterprise Life's administrative service fees were payable from RiverSource Investments, LLC rather than Ameriprise Financial during the fourth quarter of 2005. For the year ended December 31, 2005, American Enterprise Life received $0.5 million under the agreement with RiverSource Investments, LLC.

Included in other liabilities at December 31, 2005 and 2004 are $22.3 million and $6.3 million, respectively, payable to IDS Life for federal income taxes.

8. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

American Enterprise Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. American Enterprise Life does not engage in any derivative instrument trading activities. Credit risk associated with American Enterprise Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, American Enterprise Life may, from time to time, enter into master netting agreements wherever practical. American Enterprise Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

During 2005, 2004 and 2003, American Enterprise Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(THOUSANDS)                                                                                       2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------------
Reclassification for realized losses, net of tax of $2,370, $2,370, and $2,378, respectively     $4,402      $4,402      $4,417
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized derivative losses                                                                 $4,402      $4,402      $4,417
-------------------------------------------------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

Derivatives Not Designated as Hedges

American Enterprise Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment.

From time to time American Enterprise Life enters into interest rate swaps, floors and caps to manage American Enterprise Life's interest rate risk. Specifically, American Enterprise Life uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($6.8 million) and ($17.6 million) at December 31, 2005 and 2004, respectively, and are included in other liabilities on the Consolidated Balance Sheets. The interest rate floors had carrying amounts of $0.5 million and $1.7 million at December 31, 2005 and 2004, respectively, and are included in other assets on the Consolidated Balance Sheets. American Enterprise Life incurred $16.1 million and $18.2 million in derivative losses in 2005 and 2004, respectively, which are included in other insurance and operating expenses on the Consolidated Statements of Income. The decrease in derivative losses in 2005 is primarily due to the impact that increasing interest rates had on the market value of American Enterprise Life's interest rate swaps. The interest rate swaps and floors expire in January 2006.

Certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. American Enterprise Life economically hedges the exposure related to the GMWB provision using various equity futures and structured derivatives.

American Enterprise Life views these strategies as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels. As of December 31, 2005 and 2004, the fair value of the purchased derivatives used in conjunction with these products was $26.2 million and nil, respectively. Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings.

Embedded Derivatives

Certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The changes in fair value of the GMWB and GMAB features are recognized in death and other benefits for investment contracts. The fair value of the embedded derivatives is recognized in the Consolidated Balance Sheets in future policy benefits for variable annuity guarantees. The total fair value of these instruments was $1.4 million and $0.9 million at December 31, 2005 and 2004, respectively.

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Enterprise Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                            2005                      2004
-------------------------------------------------------------------------------------------------------------------
                                                                   CARRYING      FAIR        CARRYING      FAIR
(THOUSANDS)                                                         VALUE        VALUE        VALUE        VALUE
-------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values          $      859   $      859   $   47,356   $   47,356
Available-for-Sale securities                                      5,757,419    5,757,419    6,375,079    6,375,079
Mortgage loans on real estate, net                                   355,306      377,869      420,899      456,174
Trading securities and other investments                                  73           73          136          136
Separate account assets                                            2,884,054    2,884,054    1,878,620    1,878,620
Derivative financial instruments                                      19,937       19,937        2,620        2,620

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values     $   25,000   $   25,000   $       --   $       --
Fixed annuity reserves                                             5,730,770    5,516,692    6,302,362    6,033,849
Separate account liabilities                                       2,882,548    2,760,070    1,877,294    1,809,392
Derivative financial instruments                                       1,157        1,157       25,937       25,937
-------------------------------------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents and certain other assets. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Consolidated Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Trading securities are carried at fair value in the Consolidated Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Consolidated Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.

FINANCIAL LIABILITIES

Liabilities for which carrying values approximate fair values include certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $24.0 million and $23.1 million at December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $100.4 million and $138.1 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $1.5 million and $1.3 million at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $291.7 million and $227.6 million as of December 31, 2005 and 2004, respectively.

10. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, American Enterprise Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Enterprise Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Enterprise Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Enterprise Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines American Enterprise Life's federal income tax returns and recently completed its audit of American Enterprise Life for the 1993 through 1996 tax years. The IRS is currently conducting an audit of American Enterprise Life for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Enterprise Life's consolidated financial condition or results of operations as a result of these audits.

RIVERSOURCE INSURANCE(SM) [LOGO]

American Enterprise Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437

S-6482 J (5/06)